UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00560
JOHN HANCOCK INVESTMENT TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended April 30, 2025:
  John Hancock Balanced Fund
  John Hancock Diversified Macro Fund
  John Hancock Disciplined Value International Fund
  John Hancock Emerging Markets Equity Fund

John Hancock Emerging Markets Equity Fund
Class A/JEMQX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class A/JEMQX)	$63	1.30%
Fund Statistics
Fund net assets	$1,227,867,959
Total number of portfolio holdings	52
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

Sector Composition
Information technology	23.9%
Financials	23.0%
Consumer discretionary	17.6%
Communication services	10.8%
Consumer staples	8.0%
Industrials	7.3%
Health care	2.1%
Energy	1.9%
Materials	1.6%
Short-term investments and other	3.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443105

456SA-A

4/25

6/25

John Hancock Emerging Markets Equity Fund

John Hancock Emerging Markets Equity Fund
Class C/JEMZX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class C/JEMZX)	$97	2.00%
Fund Statistics
Fund net assets	$1,227,867,959
Total number of portfolio holdings	52
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

Sector Composition
Information technology	23.9%
Financials	23.0%
Consumer discretionary	17.6%
Communication services	10.8%
Consumer staples	8.0%
Industrials	7.3%
Health care	2.1%
Energy	1.9%
Materials	1.6%
Short-term investments and other	3.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443105

456SA-C

4/25

6/25

John Hancock Emerging Markets Equity Fund

John Hancock Emerging Markets Equity Fund
Class I/JEMMX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class I/JEMMX)	$49	1.01%
Fund Statistics
Fund net assets	$1,227,867,959
Total number of portfolio holdings	52
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

Sector Composition
Information technology	23.9%
Financials	23.0%
Consumer discretionary	17.6%
Communication services	10.8%
Consumer staples	8.0%
Industrials	7.3%
Health care	2.1%
Energy	1.9%
Materials	1.6%
Short-term investments and other	3.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443105

456SA-I

4/25

6/25

John Hancock Emerging Markets Equity Fund

John Hancock Emerging Markets Equity Fund
Class NAV
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class NAV)	$43	0.89%
Fund Statistics
Fund net assets	$1,227,867,959
Total number of portfolio holdings	52
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

Sector Composition
Information technology	23.9%
Financials	23.0%
Consumer discretionary	17.6%
Communication services	10.8%
Consumer staples	8.0%
Industrials	7.3%
Health care	2.1%
Energy	1.9%
Materials	1.6%
Short-term investments and other	3.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443105

456SA-NAV

4/25

6/25

John Hancock Emerging Markets Equity Fund

John Hancock Emerging Markets Equity Fund
Class R2/JEMKX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R2/JEMKX)	$68	1.40%
Fund Statistics
Fund net assets	$1,227,867,959
Total number of portfolio holdings	52
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

Sector Composition
Information technology	23.9%
Financials	23.0%
Consumer discretionary	17.6%
Communication services	10.8%
Consumer staples	8.0%
Industrials	7.3%
Health care	2.1%
Energy	1.9%
Materials	1.6%
Short-term investments and other	3.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443105

456SA-R2

4/25

6/25

John Hancock Emerging Markets Equity Fund

John Hancock Emerging Markets Equity Fund
Class R4/JEMNX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R4/JEMNX)	$54	1.11%
Fund Statistics
Fund net assets	$1,227,867,959
Total number of portfolio holdings	52
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

Sector Composition
Information technology	23.9%
Financials	23.0%
Consumer discretionary	17.6%
Communication services	10.8%
Consumer staples	8.0%
Industrials	7.3%
Health care	2.1%
Energy	1.9%
Materials	1.6%
Short-term investments and other	3.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443105

456SA-R4

4/25

6/25

John Hancock Emerging Markets Equity Fund

John Hancock Emerging Markets Equity Fund
Class R6/JEMGX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Equity Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund (Class R6/JEMGX)	$44	0.90%
Fund Statistics
Fund net assets	$1,227,867,959
Total number of portfolio holdings	52
Portfolio turnover rate	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.5%
Tencent Holdings, Ltd.	8.3%
Samsung Electronics Company, Ltd.	5.2%
eMemory Technology, Inc.	3.5%
ICICI Bank, Ltd.	3.4%
Mahindra & Mahindra, Ltd.	2.8%
Trip.com Group, Ltd.	2.8%
MercadoLibre, Inc.	2.6%
Piraeus Financial Holdings SA	2.5%
Meituan, Class B	2.5%

Sector Composition
Information technology	23.9%
Financials	23.0%
Consumer discretionary	17.6%
Communication services	10.8%
Consumer staples	8.0%
Industrials	7.3%
Health care	2.1%
Energy	1.9%
Materials	1.6%
Short-term investments and other	3.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443105

456SA-R6

4/25

6/25

John Hancock Emerging Markets Equity Fund

John Hancock Diversified Macro Fund
Class A/JDJAX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class A/JDJAX)	$78	1.60%
Fund Statistics
Fund net assets	$1,373,341,546
Total number of portfolio holdings	72
Portfolio turnover rate	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Long Term/Intermediate Rates	69.4%
Short Term Rates	43.0%
Equity	12.3%
Base Metals	5.4%
Energy	2.0%
Currency	0.7%
Precious Metals	0.5%
Ags/Softs	-3.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443124

473SA-A

4/25

6/25

John Hancock Diversified Macro Fund

John Hancock Diversified Macro Fund
Class C/JDJCX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class C/JDJCX)	$114	2.35%
Fund Statistics
Fund net assets	$1,373,341,546
Total number of portfolio holdings	72
Portfolio turnover rate	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Long Term/Intermediate Rates	69.4%
Short Term Rates	43.0%
Equity	12.3%
Base Metals	5.4%
Energy	2.0%
Currency	0.7%
Precious Metals	0.5%
Ags/Softs	-3.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443124

473SA-C

4/25

6/25

John Hancock Diversified Macro Fund

John Hancock Diversified Macro Fund
Class I/JDJIX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class I/JDJIX)	$66	1.35%
Fund Statistics
Fund net assets	$1,373,341,546
Total number of portfolio holdings	72
Portfolio turnover rate	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Long Term/Intermediate Rates	69.4%
Short Term Rates	43.0%
Equity	12.3%
Base Metals	5.4%
Energy	2.0%
Currency	0.7%
Precious Metals	0.5%
Ags/Softs	-3.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443124

473SA-I

4/25

6/25

John Hancock Diversified Macro Fund

John Hancock Diversified Macro Fund
Class NAV
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class NAV)	$60	1.24%
Fund Statistics
Fund net assets	$1,373,341,546
Total number of portfolio holdings	72
Portfolio turnover rate	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Long Term/Intermediate Rates	69.4%
Short Term Rates	43.0%
Equity	12.3%
Base Metals	5.4%
Energy	2.0%
Currency	0.7%
Precious Metals	0.5%
Ags/Softs	-3.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443124

473SA-NAV

4/25

6/25

John Hancock Diversified Macro Fund

John Hancock Diversified Macro Fund
Class R6/JDJRX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Diversified Macro Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Macro Fund (Class R6/JDJRX)	$61	1.25%
Fund Statistics
Fund net assets	$1,373,341,546
Total number of portfolio holdings	72
Portfolio turnover rate	0%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Futures Contracts Exposure
Long Term/Intermediate Rates	69.4%
Short Term Rates	43.0%
Equity	12.3%
Base Metals	5.4%
Energy	2.0%
Currency	0.7%
Precious Metals	0.5%
Ags/Softs	-3.1%
Forward Foreign Currency Contracts Allocation
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443124

473SA-R6

4/25

6/25

John Hancock Diversified Macro Fund

John Hancock Disciplined Value International Fund
Class A/JDIBX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class A/JDIBX)	$57	1.11%
Fund Statistics
Fund net assets	$4,847,241,301
Total number of portfolio holdings	86
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

Sector Composition
Financials	21.6%
Industrials	20.6%
Health care	8.9%
Consumer discretionary	8.1%
Energy	7.8%
Consumer staples	7.1%
Materials	7.1%
Communication services	6.5%
Information technology	5.8%
Utilities	1.9%
Short-term investments and other	4.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443113

455SA-A

4/25

6/25

John Hancock Disciplined Value International Fund

John Hancock Disciplined Value International Fund
Class C/JDICX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class C/JDICX)	$95	1.86%
Fund Statistics
Fund net assets	$4,847,241,301
Total number of portfolio holdings	86
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

Sector Composition
Financials	21.6%
Industrials	20.6%
Health care	8.9%
Consumer discretionary	8.1%
Energy	7.8%
Consumer staples	7.1%
Materials	7.1%
Communication services	6.5%
Information technology	5.8%
Utilities	1.9%
Short-term investments and other	4.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443113

455SA-C

4/25

6/25

John Hancock Disciplined Value International Fund

John Hancock Disciplined Value International Fund
Class I/JDVIX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class I/JDVIX)	$44	0.86%
Fund Statistics
Fund net assets	$4,847,241,301
Total number of portfolio holdings	86
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

Sector Composition
Financials	21.6%
Industrials	20.6%
Health care	8.9%
Consumer discretionary	8.1%
Energy	7.8%
Consumer staples	7.1%
Materials	7.1%
Communication services	6.5%
Information technology	5.8%
Utilities	1.9%
Short-term investments and other	4.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443113

455SA-I

4/25

6/25

John Hancock Disciplined Value International Fund

John Hancock Disciplined Value International Fund
Class NAV/JDIVX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class NAV/JDIVX)	$38	0.74%
Fund Statistics
Fund net assets	$4,847,241,301
Total number of portfolio holdings	86
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

Sector Composition
Financials	21.6%
Industrials	20.6%
Health care	8.9%
Consumer discretionary	8.1%
Energy	7.8%
Consumer staples	7.1%
Materials	7.1%
Communication services	6.5%
Information technology	5.8%
Utilities	1.9%
Short-term investments and other	4.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443113

455SA-NAV

4/25

6/25

John Hancock Disciplined Value International Fund

John Hancock Disciplined Value International Fund
Class R2/JDISX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R2/JDISX)	$64	1.24%
Fund Statistics
Fund net assets	$4,847,241,301
Total number of portfolio holdings	86
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

Sector Composition
Financials	21.6%
Industrials	20.6%
Health care	8.9%
Consumer discretionary	8.1%
Energy	7.8%
Consumer staples	7.1%
Materials	7.1%
Communication services	6.5%
Information technology	5.8%
Utilities	1.9%
Short-term investments and other	4.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443113

455SA-R2

4/25

6/25

John Hancock Disciplined Value International Fund

John Hancock Disciplined Value International Fund
Class R4/JDITX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R4/JDITX)	$51	1.00%
Fund Statistics
Fund net assets	$4,847,241,301
Total number of portfolio holdings	86
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

Sector Composition
Financials	21.6%
Industrials	20.6%
Health care	8.9%
Consumer discretionary	8.1%
Energy	7.8%
Consumer staples	7.1%
Materials	7.1%
Communication services	6.5%
Information technology	5.8%
Utilities	1.9%
Short-term investments and other	4.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443113

455SA-R4

4/25

6/25

John Hancock Disciplined Value International Fund

John Hancock Disciplined Value International Fund
Class R6/JDIUX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Fund (Class R6/JDIUX)	$39	0.75%
Fund Statistics
Fund net assets	$4,847,241,301
Total number of portfolio holdings	86
Portfolio turnover rate	44%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	3.9%
The Weir Group PLC	2.6%
Hiscox, Ltd.	2.4%
AstraZeneca PLC	2.4%
Heineken NV	2.3%
Shell PLC	2.3%
Alibaba Group Holding, Ltd.	2.3%
NAVER Corp.	2.2%
Vallourec SACA	2.0%
Novartis AG	2.0%

Sector Composition
Financials	21.6%
Industrials	20.6%
Health care	8.9%
Consumer discretionary	8.1%
Energy	7.8%
Consumer staples	7.1%
Materials	7.1%
Communication services	6.5%
Information technology	5.8%
Utilities	1.9%
Short-term investments and other	4.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443113

455SA-R6

4/25

6/25

John Hancock Disciplined Value International Fund

John Hancock Balanced Fund
Class A/SVBAX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class A/SVBAX)	$51	1.02%
Fund Statistics
Fund net assets	$5,498,606,810
Total number of portfolio holdings	1,000
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	59.5%
U.S. Government Agency	14.8%
Corporate bonds	14.4%
U.S. Government	7.5%
Asset-backed securities	1.8%
Collateralized mortgage obligations – Commercial and residential	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Short-term investments and other	0.6%

Sector Composition
Information technology	15.7%
U.S. Government Agency	14.8%
Financials	11.8%
Consumer discretionary	9.5%
Health care	9.4%
U.S. Government	7.5%
Industrials	6.5%
Communication services	5.8%
Energy	5.5%
Consumer staples	4.5%
Other	9.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443134

36SA-A

4/25

6/25

John Hancock Balanced Fund

John Hancock Balanced Fund
Class C/SVBCX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class C/SVBCX)	$86	1.72%
Fund Statistics
Fund net assets	$5,498,606,810
Total number of portfolio holdings	1,000
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	59.5%
U.S. Government Agency	14.8%
Corporate bonds	14.4%
U.S. Government	7.5%
Asset-backed securities	1.8%
Collateralized mortgage obligations – Commercial and residential	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Short-term investments and other	0.6%

Sector Composition
Information technology	15.7%
U.S. Government Agency	14.8%
Financials	11.8%
Consumer discretionary	9.5%
Health care	9.4%
U.S. Government	7.5%
Industrials	6.5%
Communication services	5.8%
Energy	5.5%
Consumer staples	4.5%
Other	9.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443134

36SA-C

4/25

6/25

John Hancock Balanced Fund

John Hancock Balanced Fund
Class I/SVBIX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class I/SVBIX)	$36	0.72%
Fund Statistics
Fund net assets	$5,498,606,810
Total number of portfolio holdings	1,000
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	59.5%
U.S. Government Agency	14.8%
Corporate bonds	14.4%
U.S. Government	7.5%
Asset-backed securities	1.8%
Collateralized mortgage obligations – Commercial and residential	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Short-term investments and other	0.6%

Sector Composition
Information technology	15.7%
U.S. Government Agency	14.8%
Financials	11.8%
Consumer discretionary	9.5%
Health care	9.4%
U.S. Government	7.5%
Industrials	6.5%
Communication services	5.8%
Energy	5.5%
Consumer staples	4.5%
Other	9.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443134

36SA-I

4/25

6/25

John Hancock Balanced Fund

John Hancock Balanced Fund
Class R2/JBATX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R2/JBATX)	$54	1.09%
Fund Statistics
Fund net assets	$5,498,606,810
Total number of portfolio holdings	1,000
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	59.5%
U.S. Government Agency	14.8%
Corporate bonds	14.4%
U.S. Government	7.5%
Asset-backed securities	1.8%
Collateralized mortgage obligations – Commercial and residential	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Short-term investments and other	0.6%

Sector Composition
Information technology	15.7%
U.S. Government Agency	14.8%
Financials	11.8%
Consumer discretionary	9.5%
Health care	9.4%
U.S. Government	7.5%
Industrials	6.5%
Communication services	5.8%
Energy	5.5%
Consumer staples	4.5%
Other	9.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443134

36SA-R2

4/25

6/25

John Hancock Balanced Fund

John Hancock Balanced Fund
Class R4/JBAFX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R4/JBAFX)	$43	0.86%
Fund Statistics
Fund net assets	$5,498,606,810
Total number of portfolio holdings	1,000
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	59.5%
U.S. Government Agency	14.8%
Corporate bonds	14.4%
U.S. Government	7.5%
Asset-backed securities	1.8%
Collateralized mortgage obligations – Commercial and residential	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Short-term investments and other	0.6%

Sector Composition
Information technology	15.7%
U.S. Government Agency	14.8%
Financials	11.8%
Consumer discretionary	9.5%
Health care	9.4%
U.S. Government	7.5%
Industrials	6.5%
Communication services	5.8%
Energy	5.5%
Consumer staples	4.5%
Other	9.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443134

36SA-R4

4/25

6/25

John Hancock Balanced Fund

John Hancock Balanced Fund
Class R5/JBAVX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R5/JBAVX)	$33	0.66%
Fund Statistics
Fund net assets	$5,498,606,810
Total number of portfolio holdings	1,000
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	59.5%
U.S. Government Agency	14.8%
Corporate bonds	14.4%
U.S. Government	7.5%
Asset-backed securities	1.8%
Collateralized mortgage obligations – Commercial and residential	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Short-term investments and other	0.6%

Sector Composition
Information technology	15.7%
U.S. Government Agency	14.8%
Financials	11.8%
Consumer discretionary	9.5%
Health care	9.4%
U.S. Government	7.5%
Industrials	6.5%
Communication services	5.8%
Energy	5.5%
Consumer staples	4.5%
Other	9.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443134

36SA-R5

4/25

6/25

John Hancock Balanced Fund

John Hancock Balanced Fund
Class R6/JBAWX
Semiannual SHAREHOLDER REPORT | April 30, 2025
This semiannual shareholder report contains important information about the John Hancock Balanced Fund (the fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Balanced Fund (Class R6/JBAWX)	$30	0.61%
Fund Statistics
Fund net assets	$5,498,606,810
Total number of portfolio holdings	1,000
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	59.5%
U.S. Government Agency	14.8%
Corporate bonds	14.4%
U.S. Government	7.5%
Asset-backed securities	1.8%
Collateralized mortgage obligations – Commercial and residential	1.0%
Collateralized mortgage obligations – U.S. Government Agency	0.3%
Term loans	0.1%
Short-term investments and other	0.6%

Sector Composition
Information technology	15.7%
U.S. Government Agency	14.8%
Financials	11.8%
Consumer discretionary	9.5%
Health care	9.4%
U.S. Government	7.5%
Industrials	6.5%
Communication services	5.8%
Energy	5.5%
Consumer staples	4.5%
Other	9.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4443134

36SA-R6

4/25

6/25

John Hancock Balanced Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended April 30, 2025 for the following funds:

  John Hancock Balanced Fund

  John Hancock Diversified Macro Fund

  John Hancock Disciplined Value International Fund

  John Hancock Emerging Markets Equity Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Balanced Fund
Asset allocation
April 30, 2025

John Hancock
Balanced Fund

2	Fund’s investments
36	Financial statements
40	Financial highlights
47	Notes to financial statements
1	JOHN HANCOCK BALANCED FUND |

Fund’s investments
AS OF 4-30-25 (unaudited)
	Shares	Value
Common stocks 59.5%		$3,273,022,617
(Cost $2,047,378,286)
Communication services 4.8%		265,694,481
Interactive media and services 4.8%
Alphabet, Inc., Class A	1,673,139	265,694,481
Consumer discretionary 8.1%		448,444,439
Broadline retail 3.9%
Amazon.com, Inc. (A)	1,058,443	195,198,058
MercadoLibre, Inc. (A)	8,213	19,143,271
Hotels, restaurants and leisure 1.4%
Chipotle Mexican Grill, Inc. (A)	1,019,619	51,511,152
Viking Holdings, Ltd. (A)	630,773	25,880,616
Specialty retail 2.8%
Burlington Stores, Inc. (A)	66,892	15,053,376
Dick’s Sporting Goods, Inc.	258,726	48,573,219
Lowe’s Companies, Inc.	279,201	62,418,176
Valvoline, Inc. (A)	895,113	30,666,571
Consumer staples 4.3%		236,435,806
Consumer staples distribution and retail 3.2%
Sysco Corp.	241,615	17,251,311
Walmart, Inc.	1,617,639	157,315,393
Household products 1.1%
The Procter & Gamble Company	380,569	61,869,102
Energy 3.2%		177,532,977
Oil, gas and consumable fuels 3.2%
Altera Infrastructure LP (A)	5,524	138,100
ConocoPhillips	448,387	39,960,249
EQT Corp.	1,197,117	59,185,464
Suncor Energy, Inc.	885,744	31,257,906
Valero Energy Corp.	404,783	46,991,258
Financials 7.4%		406,281,380
Banks 3.4%
JPMorgan Chase & Co.	569,706	139,361,482
M&T Bank Corp.	141,671	24,050,069
Old National Bancorp	1,119,731	23,055,261
Capital markets 0.5%
The Goldman Sachs Group, Inc.	53,155	29,105,020
Financial services 2.8%
Berkshire Hathaway, Inc., Class B (A)	204,655	109,132,279
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	2

	Shares	Value
Financials (continued)
Financial services (continued)
PayPal Holdings, Inc. (A)	644,100	$42,407,544
Insurance 0.7%
The Allstate Corp.	197,438	39,169,725
Health care 8.5%		464,981,276
Biotechnology 0.9%
Gilead Sciences, Inc.	155,019	16,515,724
Regeneron Pharmaceuticals, Inc.	50,557	30,271,509
Health care equipment and supplies 2.7%
Abbott Laboratories	230,768	30,172,916
Medtronic PLC	776,677	65,831,143
Stryker Corp.	137,316	51,345,199
Health care providers and services 1.4%
McKesson Corp.	62,557	44,590,004
The Cigna Group	95,960	32,630,238
Pharmaceuticals 3.5%
AstraZeneca PLC	195,511	28,010,086
Eli Lilly & Company	184,231	165,614,457
Industrials 5.1%		279,397,614
Air freight and logistics 0.6%
DSV A/S	161,834	34,302,287
Construction and engineering 0.8%
Vinci SA	319,985	44,947,384
Electrical equipment 1.0%
Schneider Electric SE	232,280	54,271,173
Machinery 2.7%
Cummins, Inc.	162,976	47,888,868
Deere & Company	121,014	56,097,250
Federal Signal Corp.	399,541	32,534,624
TOMRA Systems ASA	593,007	9,356,028
Information technology 14.9%		818,201,258
Communications equipment 0.7%
Arista Networks, Inc. (A)	430,606	35,425,956
Electronic equipment, instruments and components 0.9%
Zebra Technologies Corp., Class A (A)	203,398	50,914,587
IT services 0.8%
GoDaddy, Inc., Class A (A)	220,729	41,569,893
Semiconductors and semiconductor equipment 6.6%
ASML Holding NV, NYRS	60,735	40,575,839
Broadcom, Inc.	782,940	150,692,462
3	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Marvell Technology, Inc.	941,740	$54,969,364
Micron Technology, Inc.	718,912	55,320,278
NVIDIA Corp.	584,771	63,693,257
Software 5.9%
CyberArk Software, Ltd. (A)	71,778	25,277,340
Microsoft Corp.	647,004	255,734,801
SAP SE, ADR	150,681	44,027,481
Materials 2.1%		116,152,817
Chemicals 1.0%
Linde PLC	123,116	55,799,865
Metals and mining 1.1%
Freeport-McMoRan, Inc.	1,675,075	60,352,952
Real estate 1.1%		59,900,569
Specialized REITs 1.1%
American Tower Corp.	140,282	31,620,966

Digital Realty Trust, Inc.	176,153	28,279,603
Preferred securities 0.0%		$865,856
(Cost $1,024,438)
Communication services 0.0%		691,556
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	33,200	691,556
Financials 0.0%		174,300
Banks 0.0%
Wells Fargo & Company, 7.500%	150	174,300

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 22.3%				$1,225,965,796
(Cost $1,252,004,666)
U.S. Government 7.5%				413,056,590
U.S. Treasury
Bond	3.375	08-15-42	64,828,000	54,939,198
Bond	4.000	11-15-42	34,513,000	31,822,065
Bond	4.500	11-15-54	52,324,000	50,647,997
Bond	4.625	11-15-44	34,115,000	33,773,850
Bond	4.625	02-15-55	8,609,000	8,518,875
Bond	4.750	11-15-43	44,031,000	44,485,070
Bond	4.750	02-15-45	3,553,000	3,577,427
Note	3.875	03-31-27	11,316,000	11,368,602
Note	3.875	04-30-30	20,538,000	20,684,012
Note	4.000	04-30-32	33,244,000	33,389,443
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	4

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Note	4.125	02-28-27	12,099,000	$12,201,085
Note	4.125	07-31-31	19,002,000	19,260,308
Note	4.250	06-30-31	52,505,000	53,598,170
Note	4.625	02-15-35	33,533,000	34,790,488
U.S. Government Agency 14.8%				812,909,206
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	3,512,856	3,223,301
15 Yr Pass Thru	2.500	11-01-34	1,074,905	1,013,788
15 Yr Pass Thru	4.500	12-01-37	749,676	745,534
15 Yr Pass Thru	4.500	02-01-38	4,839,272	4,812,534
30 Yr Pass Thru	2.500	11-01-50	5,304,883	4,437,869
30 Yr Pass Thru	2.500	08-01-51	4,330,349	3,656,441
30 Yr Pass Thru	2.500	11-01-51	3,181,277	2,683,210
30 Yr Pass Thru	2.500	12-01-51	1,069,629	898,489
30 Yr Pass Thru	3.000	03-01-43	335,135	307,225
30 Yr Pass Thru	3.000	12-01-45	1,550,191	1,388,826
30 Yr Pass Thru	3.000	10-01-46	5,321,801	4,757,859
30 Yr Pass Thru	3.000	10-01-46	1,731,896	1,545,122
30 Yr Pass Thru	3.000	12-01-46	1,337,826	1,191,878
30 Yr Pass Thru	3.000	12-01-46	1,193,219	1,067,521
30 Yr Pass Thru	3.000	04-01-47	2,188,145	1,947,037
30 Yr Pass Thru	3.000	10-01-49	2,842,885	2,502,981
30 Yr Pass Thru	3.000	10-01-49	2,258,210	1,985,388
30 Yr Pass Thru	3.000	12-01-49	652,260	574,273
30 Yr Pass Thru	3.000	12-01-49	3,187,008	2,797,992
30 Yr Pass Thru	3.000	01-01-50	4,085,677	3,595,903
30 Yr Pass Thru	3.000	11-01-50	1,192,593	1,047,021
30 Yr Pass Thru	3.000	05-01-51	3,896,836	3,410,825
30 Yr Pass Thru	3.000	01-01-52	4,955,089	4,316,963
30 Yr Pass Thru	3.000	02-01-52	3,789,985	3,320,853
30 Yr Pass Thru	3.000	06-01-52	5,544,487	4,861,644
30 Yr Pass Thru	3.000	08-01-52	6,960,716	6,125,208
30 Yr Pass Thru	3.500	10-01-46	1,948,282	1,776,882
30 Yr Pass Thru	3.500	12-01-46	835,010	772,249
30 Yr Pass Thru	3.500	08-01-47	3,034,758	2,763,394
30 Yr Pass Thru	3.500	01-01-48	9,051,208	8,292,776
30 Yr Pass Thru	3.500	11-01-48	642,915	592,381
30 Yr Pass Thru	3.500	12-01-49	2,022,640	1,837,986
30 Yr Pass Thru	3.500	03-01-52	1,743,868	1,590,114
30 Yr Pass Thru	3.500	03-01-52	2,714,107	2,460,390
30 Yr Pass Thru	3.500	03-01-52	2,271,728	2,065,754
30 Yr Pass Thru	3.500	04-01-52	6,400,014	5,833,735
30 Yr Pass Thru	3.500	07-01-52	1,763,526	1,598,670
30 Yr Pass Thru	3.500	07-01-52	3,402,460	3,091,837
5	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	07-01-52	3,190,920	$2,894,624
30 Yr Pass Thru	4.000	11-01-47	314,516	297,424
30 Yr Pass Thru	4.000	08-01-48	371,599	352,915
30 Yr Pass Thru	4.000	08-01-49	4,851,875	4,562,955
30 Yr Pass Thru	4.000	04-01-52	5,722,343	5,367,283
30 Yr Pass Thru	4.000	04-01-52	3,338,482	3,153,244
30 Yr Pass Thru	4.000	04-01-52	4,992,447	4,693,596
30 Yr Pass Thru	4.000	05-01-52	166,640	157,081
30 Yr Pass Thru	4.000	05-01-52	4,972,033	4,641,775
30 Yr Pass Thru	4.000	06-01-52	5,470,819	5,105,720
30 Yr Pass Thru	4.000	08-01-52	2,610,816	2,437,398
30 Yr Pass Thru	4.000	08-01-52	7,264,404	6,813,662
30 Yr Pass Thru	4.000	08-01-52	1,504,687	1,404,270
30 Yr Pass Thru	4.000	10-01-52	4,156,356	3,903,657
30 Yr Pass Thru	4.000	04-01-53	1,516,017	1,423,727
30 Yr Pass Thru	4.000	04-01-53	1,899,682	1,781,217
30 Yr Pass Thru	4.500	03-01-41	592,209	587,272
30 Yr Pass Thru	4.500	07-01-52	1,519,658	1,464,076
30 Yr Pass Thru	4.500	07-01-52	5,266,277	5,073,662
30 Yr Pass Thru	4.500	08-01-52	884,340	853,307
30 Yr Pass Thru	4.500	08-01-52	4,381,735	4,225,237
30 Yr Pass Thru	4.500	08-01-52	3,661,216	3,530,453
30 Yr Pass Thru	4.500	09-01-52	2,360,495	2,272,500
30 Yr Pass Thru	4.500	09-01-52	2,562,373	2,472,457
30 Yr Pass Thru	4.500	09-01-52	15,493,665	14,951,189
30 Yr Pass Thru	4.500	11-01-52	5,548,341	5,321,134
30 Yr Pass Thru	4.500	12-01-52	1,297,856	1,249,068
30 Yr Pass Thru	4.500	12-01-52	5,768,665	5,575,251
30 Yr Pass Thru	4.500	04-01-53	1,222,809	1,179,135
30 Yr Pass Thru	4.500	04-01-53	4,838,729	4,656,837
30 Yr Pass Thru	4.500	05-01-53	1,136,455	1,100,837
30 Yr Pass Thru	4.500	06-01-53	2,775,315	2,669,427
30 Yr Pass Thru	4.500	08-01-53	4,371,071	4,213,588
30 Yr Pass Thru	4.500	02-01-54	2,924,209	2,811,838
30 Yr Pass Thru	5.000	07-01-52	5,219,294	5,173,341
30 Yr Pass Thru	5.000	07-01-52	4,517,368	4,432,803
30 Yr Pass Thru	5.000	08-01-52	3,032,328	2,980,044
30 Yr Pass Thru	5.000	09-01-52	8,512,023	8,355,950
30 Yr Pass Thru	5.000	10-01-52	3,123,911	3,070,049
30 Yr Pass Thru	5.000	12-01-52	1,480,507	1,463,770
30 Yr Pass Thru	5.000	12-01-52	3,061,362	3,033,452
30 Yr Pass Thru	5.000	12-01-52	5,162,804	5,072,175
30 Yr Pass Thru	5.000	02-01-53	4,980,057	4,903,529
30 Yr Pass Thru	5.000	03-01-53	11,790,075	11,642,058
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	6

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	04-01-53	4,576,684	$4,497,773
30 Yr Pass Thru	5.000	06-01-53	3,449,376	3,387,746
30 Yr Pass Thru	5.000	07-01-53	8,319,923	8,207,672
30 Yr Pass Thru	5.000	07-01-53	3,773,353	3,724,802
30 Yr Pass Thru	5.000	08-01-53	3,765,614	3,724,222
30 Yr Pass Thru	5.000	11-01-54	2,123,340	2,087,228
30 Yr Pass Thru	5.000	12-01-54	3,359,898	3,308,691
30 Yr Pass Thru	5.500	11-01-39	373,908	388,453
30 Yr Pass Thru	5.500	06-01-53	2,494,327	2,513,673
30 Yr Pass Thru	5.500	07-01-53	2,748,533	2,769,851
30 Yr Pass Thru	5.500	08-01-53	1,250,675	1,255,295
30 Yr Pass Thru	5.500	09-01-53	4,214,431	4,247,118
30 Yr Pass Thru	5.500	04-01-54	3,895,646	3,928,295
30 Yr Pass Thru	5.500	11-01-54	4,306,615	4,330,597
30 Yr Pass Thru	5.500	11-01-54	1,942,380	1,941,178
30 Yr Pass Thru	5.500	01-01-55	3,540,752	3,553,830
30 Yr Pass Thru	5.500	01-01-55	2,309,491	2,320,059
30 Yr Pass Thru	5.500	02-01-55	3,976,482	4,009,809
30 Yr Pass Thru	5.500	02-01-55	4,069,404	4,091,798
Federal National Mortgage Association
15 Yr Pass Thru	2.000	02-01-36	2,769,569	2,545,609
15 Yr Pass Thru	2.000	04-01-37	3,570,004	3,275,739
15 Yr Pass Thru	2.500	01-01-36	3,625,946	3,419,782
15 Yr Pass Thru	4.500	11-01-37	3,778,026	3,761,874
15 Yr Pass Thru	4.500	12-01-37	1,267,970	1,260,964
30 Yr Pass Thru	2.000	12-01-50	5,704,573	4,562,549
30 Yr Pass Thru	2.000	12-01-50	10,020,129	8,076,780
30 Yr Pass Thru	2.000	02-01-51	6,582,657	5,256,617
30 Yr Pass Thru	2.000	07-01-51	9,748,497	7,799,948
30 Yr Pass Thru	2.500	09-01-50	8,401,178	7,106,876
30 Yr Pass Thru	2.500	08-01-51	5,893,449	4,963,392
30 Yr Pass Thru	2.500	08-01-51	3,057,812	2,575,253
30 Yr Pass Thru	2.500	10-01-51	1,536,077	1,292,705
30 Yr Pass Thru	2.500	11-01-51	3,292,667	2,782,305
30 Yr Pass Thru	2.500	01-01-52	3,477,607	2,926,625
30 Yr Pass Thru	2.500	03-01-52	31,725,414	26,689,020
30 Yr Pass Thru	2.500	04-01-52	5,312,799	4,479,356
30 Yr Pass Thru	3.000	02-01-43	223,234	201,995
30 Yr Pass Thru	3.000	03-01-43	81,552	74,725
30 Yr Pass Thru	3.000	05-01-43	133,025	121,350
30 Yr Pass Thru	3.000	12-01-45	1,702,122	1,520,951
30 Yr Pass Thru	3.000	02-01-47	1,304,511	1,165,661
30 Yr Pass Thru	3.000	10-01-47	2,856,104	2,544,965
30 Yr Pass Thru	3.000	12-01-47	773,366	688,150
7	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	10-01-49	3,139,024	$2,776,465
30 Yr Pass Thru	3.000	11-01-49	593,239	521,568
30 Yr Pass Thru	3.000	02-01-50	3,299,971	2,869,322
30 Yr Pass Thru	3.000	12-01-51	2,970,322	2,594,759
30 Yr Pass Thru	3.000	12-01-51	7,469,246	6,548,189
30 Yr Pass Thru	3.000	02-01-52	1,991,610	1,745,085
30 Yr Pass Thru	3.000	02-01-52	3,768,295	3,283,007
30 Yr Pass Thru	3.000	03-01-52	11,029,888	9,669,756
30 Yr Pass Thru	3.000	04-01-52	14,448,005	12,543,340
30 Yr Pass Thru	3.000	05-01-52	1,069,969	939,198
30 Yr Pass Thru	3.500	06-01-42	1,350,518	1,268,436
30 Yr Pass Thru	3.500	06-01-43	2,562,509	2,399,683
30 Yr Pass Thru	3.500	12-01-44	475,114	441,497
30 Yr Pass Thru	3.500	04-01-45	431,008	399,498
30 Yr Pass Thru	3.500	04-01-45	169,276	156,853
30 Yr Pass Thru	3.500	07-01-47	3,883,639	3,584,915
30 Yr Pass Thru	3.500	12-01-47	625,461	574,615
30 Yr Pass Thru	3.500	06-01-49	3,436,746	3,151,991
30 Yr Pass Thru	3.500	09-01-49	332,838	303,596
30 Yr Pass Thru	3.500	09-01-49	4,006,504	3,624,272
30 Yr Pass Thru	3.500	01-01-50	1,266,621	1,154,153
30 Yr Pass Thru	3.500	03-01-50	2,092,521	1,906,719
30 Yr Pass Thru	3.500	03-01-50	2,279,228	2,061,178
30 Yr Pass Thru	3.500	06-01-50	2,092,643	1,908,792
30 Yr Pass Thru	3.500	09-01-50	2,774,641	2,530,872
30 Yr Pass Thru	3.500	11-01-50	4,111,559	3,722,067
30 Yr Pass Thru	3.500	03-01-51	3,542,534	3,226,873
30 Yr Pass Thru	3.500	02-01-52	1,580,781	1,448,322
30 Yr Pass Thru	3.500	04-01-52	2,130,633	1,936,786
30 Yr Pass Thru	3.500	05-01-52	1,866,144	1,695,777
30 Yr Pass Thru	3.500	05-01-52	4,325,651	3,909,119
30 Yr Pass Thru	3.500	08-01-52	5,019,625	4,561,366
30 Yr Pass Thru	3.500	09-01-52	1,885,621	1,709,351
30 Yr Pass Thru	3.500	09-01-52	2,615,748	2,372,860
30 Yr Pass Thru	4.000	01-01-41	728,865	703,327
30 Yr Pass Thru	4.000	09-01-41	329,002	317,092
30 Yr Pass Thru	4.000	10-01-41	2,280,946	2,200,474
30 Yr Pass Thru	4.000	01-01-47	2,696,434	2,571,258
30 Yr Pass Thru	4.000	04-01-48	383,319	364,566
30 Yr Pass Thru	4.000	10-01-48	362,244	344,069
30 Yr Pass Thru	4.000	01-01-49	308,216	290,247
30 Yr Pass Thru	4.000	07-01-49	432,849	409,373
30 Yr Pass Thru	4.000	07-01-49	945,758	894,759
30 Yr Pass Thru	4.000	08-01-49	1,928,064	1,826,506
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	8

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	02-01-50	1,620,797	$1,527,321
30 Yr Pass Thru	4.000	03-01-51	6,212,637	5,860,159
30 Yr Pass Thru	4.000	08-01-51	3,389,691	3,206,908
30 Yr Pass Thru	4.000	04-01-52	654,394	614,199
30 Yr Pass Thru	4.000	04-01-52	5,937,363	5,589,370
30 Yr Pass Thru	4.000	04-01-52	5,338,464	5,018,901
30 Yr Pass Thru	4.000	05-01-52	8,224,901	7,714,562
30 Yr Pass Thru	4.000	05-01-52	3,050,251	2,847,644
30 Yr Pass Thru	4.000	05-01-52	2,436,017	2,274,209
30 Yr Pass Thru	4.000	05-01-52	4,362,523	4,087,747
30 Yr Pass Thru	4.000	06-01-52	183,001	172,333
30 Yr Pass Thru	4.000	06-01-52	1,886,088	1,777,901
30 Yr Pass Thru	4.000	06-01-52	2,131,618	1,990,029
30 Yr Pass Thru	4.000	07-01-52	11,142,393	10,475,402
30 Yr Pass Thru	4.000	07-01-52	2,409,733	2,260,213
30 Yr Pass Thru	4.000	07-01-52	1,884,890	1,767,936
30 Yr Pass Thru	4.000	07-01-52	2,033,466	1,897,761
30 Yr Pass Thru	4.000	09-01-53	5,390,997	5,058,181
30 Yr Pass Thru	4.500	11-01-39	666,410	660,556
30 Yr Pass Thru	4.500	09-01-40	361,804	358,156
30 Yr Pass Thru	4.500	05-01-41	213,828	211,804
30 Yr Pass Thru	4.500	07-01-41	795,455	787,834
30 Yr Pass Thru	4.500	01-01-43	253,363	250,754
30 Yr Pass Thru	4.500	04-01-48	1,354,206	1,316,842
30 Yr Pass Thru	4.500	07-01-48	559,896	543,049
30 Yr Pass Thru	4.500	06-01-52	2,711,000	2,616,080
30 Yr Pass Thru	4.500	06-01-52	6,318,531	6,087,429
30 Yr Pass Thru	4.500	06-01-52	11,704,799	11,276,692
30 Yr Pass Thru	4.500	07-01-52	5,202,482	5,012,199
30 Yr Pass Thru	4.500	07-01-52	4,258,106	4,102,364
30 Yr Pass Thru	4.500	07-01-52	5,372,348	5,180,470
30 Yr Pass Thru	4.500	08-01-52	3,181,906	3,053,346
30 Yr Pass Thru	4.500	08-01-52	704,047	679,341
30 Yr Pass Thru	4.500	08-01-52	5,201,259	4,991,111
30 Yr Pass Thru	4.500	08-01-52	4,102,679	3,934,352
30 Yr Pass Thru	4.500	08-01-52	2,793,296	2,681,311
30 Yr Pass Thru	4.500	09-01-52	4,263,262	4,120,321
30 Yr Pass Thru	4.500	09-01-52	1,360,123	1,311,545
30 Yr Pass Thru	4.500	10-01-52	3,639,252	3,517,234
30 Yr Pass Thru	4.500	10-01-52	1,718,288	1,654,233
30 Yr Pass Thru	4.500	10-01-52	1,865,944	1,800,466
30 Yr Pass Thru	4.500	11-01-52	1,804,101	1,739,666
30 Yr Pass Thru	4.500	12-01-52	10,013,025	9,605,335
30 Yr Pass Thru	4.500	03-01-53	5,168,174	4,994,894
9	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	04-01-53	5,209,988	$5,020,653
30 Yr Pass Thru	4.500	05-01-53	1,067,832	1,029,693
30 Yr Pass Thru	4.500	07-01-53	1,911,460	1,840,054
30 Yr Pass Thru	5.000	07-01-52	1,985,558	1,968,076
30 Yr Pass Thru	5.000	08-01-52	9,921,611	9,840,458
30 Yr Pass Thru	5.000	08-01-52	5,581,631	5,535,977
30 Yr Pass Thru	5.000	09-01-52	6,939,188	6,862,914
30 Yr Pass Thru	5.000	09-01-52	2,892,793	2,842,672
30 Yr Pass Thru	5.000	10-01-52	2,925,788	2,892,714
30 Yr Pass Thru	5.000	12-01-52	3,067,515	3,032,839
30 Yr Pass Thru	5.000	01-01-53	7,241,736	7,180,240
30 Yr Pass Thru	5.000	04-01-53	8,050,573	7,946,987
30 Yr Pass Thru	5.000	05-01-53	8,962,757	8,869,841
30 Yr Pass Thru	5.000	07-01-53	2,829,134	2,798,037
30 Yr Pass Thru	5.000	09-01-53	14,105,634	13,858,018
30 Yr Pass Thru	5.000	11-01-53	4,510,422	4,425,073
30 Yr Pass Thru	5.000	11-01-54	1,635,187	1,618,107
30 Yr Pass Thru	5.000	11-01-54	5,237,574	5,136,524
30 Yr Pass Thru	5.000	12-01-54	3,472,126	3,413,074
30 Yr Pass Thru	5.500	11-01-52	4,275,798	4,303,617
30 Yr Pass Thru	5.500	12-01-52	3,484,007	3,503,408
30 Yr Pass Thru	5.500	12-01-52	1,829,367	1,843,556
30 Yr Pass Thru	5.500	12-01-52	1,733,186	1,752,045
30 Yr Pass Thru	5.500	07-01-53	1,224,949	1,230,335
30 Yr Pass Thru	5.500	08-01-53	2,392,152	2,405,473
30 Yr Pass Thru	5.500	02-01-54	2,821,097	2,842,096
30 Yr Pass Thru	5.500	03-01-54	2,534,703	2,548,818
30 Yr Pass Thru	5.500	05-01-54	3,354,729	3,366,072
30 Yr Pass Thru	5.500	05-01-54	2,693,227	2,702,333
30 Yr Pass Thru	5.500	05-01-54	6,615,498	6,617,192
30 Yr Pass Thru	5.500	11-01-54	1,947,999	1,960,673
30 Yr Pass Thru	5.500	12-01-54	2,915,388	2,929,801
30 Yr Pass Thru	5.500	01-01-55	1,092,933	1,102,093
30 Yr Pass Thru	7.000	06-01-32	359	377
30 Yr Pass Thru	7.500	04-01-31	654	695

30 Yr Pass Thru	8.000	01-01-31	422	439
Corporate bonds 14.4%				$789,326,437
(Cost $810,598,870)
Communication services 1.0%				54,256,366
Diversified telecommunication services 0.4%
AT&T, Inc.	2.750	06-01-31	4,601,000	4,128,788
AT&T, Inc.	3.550	09-15-55	4,187,000	2,803,936
AT&T, Inc.	4.500	05-15-35	1,311,000	1,236,861
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	10

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
GCI LLC (B)	4.750	10-15-28	1,876,000	$1,774,772
IHS Holding, Ltd. (B)	7.875	05-29-30	1,385,000	1,335,164
IHS Holding, Ltd. (B)(C)	8.250	11-29-31	2,174,000	2,094,432
Iliad Holding SAS (B)	7.000	04-15-32	1,865,000	1,890,423
Iliad Holding SAS (B)	8.500	04-15-31	578,000	609,693
Verizon Communications, Inc.	2.550	03-21-31	2,594,000	2,309,672
Windstream Services LLC (B)	8.250	10-01-31	881,000	901,896
Entertainment 0.1%
WarnerMedia Holdings, Inc.	4.279	03-15-32	4,268,000	3,654,605
WMG Acquisition Corp. (B)	3.875	07-15-30	900,000	827,619
Interactive media and services 0.0%
Match Group Holdings II LLC (B)	3.625	10-01-31	470,000	403,008
Match Group Holdings II LLC (B)	4.125	08-01-30	1,925,000	1,740,725
Media 0.3%
CCO Holdings LLC	4.500	05-01-32	875,000	777,419
Charter Communications Operating LLC (C)	2.800	04-01-31	3,796,000	3,296,776
Charter Communications Operating LLC	6.384	10-23-35	2,915,000	2,950,692
Globo Comunicacao e Participacoes SA (B)	4.875	01-22-30	338,000	315,805
LCPR Senior Secured Financing DAC (B)(C)	5.125	07-15-29	1,569,000	1,163,802
Midcontinent Communications (B)(C)	8.000	08-15-32	2,073,000	2,113,419
News Corp. (B)	3.875	05-15-29	1,408,000	1,324,739
Paramount Global	4.200	05-19-32	545,000	487,627
Paramount Global	4.375	03-15-43	1,392,000	1,002,721
Paramount Global	4.950	05-19-50	2,804,000	2,067,718
Sirius XM Radio LLC (B)	4.000	07-15-28	1,220,000	1,147,687
Wireless telecommunication services 0.2%
Millicom International Cellular SA (B)	6.250	03-25-29	1,264,500	1,249,872
Millicom International Cellular SA (B)	7.375	04-02-32	671,000	679,035
T-Mobile USA, Inc.	3.875	04-15-30	7,017,000	6,770,753
Vodafone Group PLC	5.625	02-10-53	1,416,000	1,313,393
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	1,833,000	1,883,314
Consumer discretionary 1.4%				76,584,601
Automobile components 0.0%
Dealer Tire LLC (B)(C)	8.000	02-01-28	446,000	432,656
Automobiles 0.6%
Ford Motor Company	3.250	02-12-32	1,416,000	1,157,052
Ford Motor Credit Company LLC	4.000	11-13-30	4,914,000	4,373,638
Ford Motor Credit Company LLC	5.113	05-03-29	3,309,000	3,173,534
Ford Motor Credit Company LLC	5.800	03-08-29	2,712,000	2,662,649
11	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Ford Motor Credit Company LLC	6.054	11-05-31	2,353,000	$2,281,119
Ford Motor Credit Company LLC	6.125	03-08-34	4,817,000	4,559,586
Ford Motor Credit Company LLC	7.122	11-07-33	1,893,000	1,906,369
General Motors Financial Company, Inc.	3.600	06-21-30	5,940,000	5,464,995
General Motors Financial Company, Inc.	5.950	04-04-34	5,932,000	5,904,855
Broadline retail 0.1%
Kohl’s Corp.	4.625	05-01-31	1,078,000	675,087
Macy’s Retail Holdings LLC (B)	5.875	04-01-29	917,000	869,601
Macy’s Retail Holdings LLC (B)	5.875	03-15-30	859,000	799,979
Macy’s Retail Holdings LLC (B)(C)	6.125	03-15-32	861,000	775,242
Rakuten Group, Inc. (B)	9.750	04-15-29	575,000	606,516
Diversified consumer services 0.0%
Service Corp. International	5.750	10-15-32	413,000	407,730
Hotels, restaurants and leisure 0.4%
Booking Holdings, Inc.	4.625	04-13-30	706,000	711,563
Caesars Entertainment, Inc. (B)(C)	6.000	10-15-32	2,374,000	2,238,074
Caesars Entertainment, Inc. (B)	6.500	02-15-32	1,099,000	1,104,757
Flutter Treasury Designated Activity Company (B)	6.375	04-29-29	653,000	667,215
Full House Resorts, Inc. (B)(C)	8.250	02-15-28	730,000	683,192
Genting New York LLC (B)	7.250	10-01-29	624,000	623,582
Hilton Grand Vacations Borrower LLC (B)	6.625	01-15-32	1,770,000	1,734,296
Jacobs Entertainment, Inc. (B)	6.750	02-15-29	568,000	516,880
MGM Resorts International (C)	4.750	10-15-28	2,869,000	2,766,415
Midwest Gaming Borrower LLC (B)	4.875	05-01-29	1,929,000	1,821,088
NCL Corp., Ltd. (B)	6.750	02-01-32	1,539,000	1,502,740
Resorts World Las Vegas LLC (B)	4.625	04-16-29	2,272,000	1,954,650
Resorts World Las Vegas LLC (B)	4.625	04-06-31	820,000	657,135
Resorts World Las Vegas LLC (B)	8.450	07-27-30	1,380,000	1,341,479
Rivers Enterprise Borrower LLC (B)	6.625	02-01-33	1,342,000	1,324,608
Royal Caribbean Cruises, Ltd. (B)	5.625	09-30-31	835,000	828,582
Royal Caribbean Cruises, Ltd. (B)	6.250	03-15-32	357,000	362,351
Travel + Leisure Company (B)	4.625	03-01-30	874,000	813,893
Household durables 0.1%
Brookfield Residential Properties, Inc. (B)	5.000	06-15-29	773,000	688,051
Century Communities, Inc. (B)	3.875	08-15-29	1,335,000	1,190,812
KB Home	4.000	06-15-31	1,489,000	1,341,925
Newell Brands, Inc.	6.375	05-15-30	1,191,000	1,084,160
Specialty retail 0.2%
Asbury Automotive Group, Inc. (B)	4.625	11-15-29	592,000	556,699
Asbury Automotive Group, Inc.	4.750	03-01-30	1,396,000	1,305,532
AutoNation, Inc.	4.750	06-01-30	1,890,000	1,853,492
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	12

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Global Auto Holdings, Ltd. (B)	8.750	01-15-32	1,852,000	$1,483,526
Global Auto Holdings, Ltd. (B)	11.500	08-15-29	1,266,000	1,215,360
Group 1 Automotive, Inc. (B)	4.000	08-15-28	1,066,000	1,013,419
Lithia Motors, Inc. (B)	3.875	06-01-29	577,000	535,746
Lithia Motors, Inc. (B)	4.375	01-15-31	1,163,000	1,068,347
Lithia Motors, Inc. (B)	4.625	12-15-27	488,000	473,838
Saks Global Enterprises LLC (B)	11.000	12-15-29	1,615,000	979,558
The Michaels Companies, Inc. (B)	5.250	05-01-28	2,421,000	1,261,536
The Michaels Companies, Inc. (B)	7.875	05-01-29	2,063,000	708,992
Valvoline, Inc. (B)	3.625	06-15-31	1,481,000	1,297,096
Velocity Vehicle Group LLC (B)	8.000	06-01-29	417,000	421,192
Textiles, apparel and luxury goods 0.0%
S&S Holdings LLC (B)	8.375	10-01-31	428,000	402,212
Consumer staples 0.2%				12,493,066
Consumer staples distribution and retail 0.0%
Performance Food Group, Inc. (B)	6.125	09-15-32	622,000	622,185
Food products 0.2%
Fiesta Purchaser, Inc. (B)	7.875	03-01-31	243,000	254,557
JBS USA LUX SA	3.625	01-15-32	1,625,000	1,470,211
JBS USA LUX SA	3.750	12-01-31	434,000	396,594
JBS USA LUX SA	5.750	04-01-33	2,147,000	2,191,473
JBS USA LUX SA (B)	5.950	04-20-35	534,000	549,528
MARB BondCo PLC (B)	3.950	01-29-31	2,653,000	2,294,625
Mars, Inc. (B)	5.000	03-01-32	1,309,000	1,319,490
NBM US Holdings, Inc. (B)	6.625	08-06-29	2,044,000	2,035,232
Pilgrim’s Pride Corp.	6.250	07-01-33	1,305,000	1,359,171
Energy 2.3%				126,621,045
Oil, gas and consumable fuels 2.3%
Aker BP ASA (B)	3.100	07-15-31	1,094,000	958,402
Aker BP ASA (B)	3.750	01-15-30	534,000	504,526
Aker BP ASA (B)	4.000	01-15-31	1,027,000	957,492
Aker BP ASA (B)	5.800	10-01-54	940,000	822,629
Antero Midstream Partners LP (B)	5.375	06-15-29	1,479,000	1,443,363
Antero Midstream Partners LP (B)	6.625	02-01-32	1,201,000	1,213,415
Antero Resources Corp. (B)	5.375	03-01-30	430,000	416,090
Ascent Resources Utica Holdings LLC (B)	5.875	06-30-29	1,748,000	1,696,147
Ascent Resources Utica Holdings LLC (B)	6.625	10-15-32	584,000	577,874
Blue Racer Midstream LLC (B)	7.000	07-15-29	368,000	374,351
Blue Racer Midstream LLC (B)	7.250	07-15-32	829,000	850,036
Buckeye Partners LP (B)	4.500	03-01-28	451,000	434,796
Cheniere Energy Partners LP	4.000	03-01-31	2,840,000	2,654,646
13	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cheniere Energy Partners LP	5.950	06-30-33	2,219,000	$2,265,129
Cheniere Energy, Inc.	5.650	04-15-34	971,000	967,080
Civitas Resources, Inc. (B)	8.625	11-01-30	932,000	898,260
Columbia Pipelines Holding Company LLC (B)	5.681	01-15-34	1,448,000	1,433,365
Columbia Pipelines Operating Company LLC (B)	5.927	08-15-30	820,000	857,547
Columbia Pipelines Operating Company LLC (B)	6.036	11-15-33	2,393,000	2,472,640
Continental Resources, Inc. (B)	2.875	04-01-32	1,383,000	1,107,630
Continental Resources, Inc.	4.900	06-01-44	1,359,000	1,049,537
Continental Resources, Inc. (B)	5.750	01-15-31	2,645,000	2,604,215
Diamondback Energy, Inc.	5.750	04-18-54	1,769,000	1,580,694
DT Midstream, Inc. (B)	5.800	12-15-34	2,182,000	2,161,568
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	2,165,000	2,071,138
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,582,000	2,474,672
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%) (C)	6.250	03-01-78	1,992,000	1,951,423
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,166,000	1,256,820
Energean Israel Finance, Ltd. (B)	5.375	03-30-28	550,000	518,100
Energean Israel Finance, Ltd. (B)	5.875	03-30-31	948,000	855,665
Energy Transfer LP	5.150	03-15-45	2,381,000	1,998,728
Energy Transfer LP	5.250	07-01-29	1,247,000	1,263,739
Energy Transfer LP	5.400	10-01-47	2,308,000	1,987,110
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	3,864,000	3,837,313
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	3,205,000	3,158,394
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	3,497,000	3,382,799
EQT Corp. (B)	6.375	04-01-29	1,033,000	1,056,996
EQT Corp. (B)	7.500	06-01-30	447,000	480,648
Expand Energy Corp.	4.750	02-01-32	1,631,000	1,530,241
Genesis Energy LP	7.875	05-15-32	962,000	936,042
Genesis Energy LP	8.000	05-15-33	1,093,000	1,060,114
Global Partners LP (B)	8.250	01-15-32	1,068,000	1,087,245
Harbour Energy PLC (B)	6.327	04-01-35	3,283,000	3,119,958
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	14

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Hess Midstream Operations LP (B)	4.250	02-15-30	399,000	$374,539
Hess Midstream Operations LP (B)	5.500	10-15-30	178,000	173,802
Hess Midstream Operations LP (B)	6.500	06-01-29	375,000	380,839
Howard Midstream Energy Partners LLC (B)	7.375	07-15-32	231,000	236,449
Leviathan Bond, Ltd. (B)	6.500	06-30-27	2,280,000	2,241,491
Leviathan Bond, Ltd. (B)	6.750	06-30-30	411,000	397,139
Long Ridge Energy LLC (B)	8.750	02-15-32	1,359,000	1,294,052
Matador Resources Company (B)	6.250	04-15-33	943,000	890,096
MC Brazil Downstream Trading SARL (B)	7.250	06-30-31	1,908,499	1,475,270
MPLX LP	4.950	09-01-32	1,034,000	1,004,315
MPLX LP	5.000	03-01-33	1,291,000	1,247,192
Occidental Petroleum Corp.	5.375	01-01-32	895,000	851,405
Occidental Petroleum Corp.	6.050	10-01-54	2,325,000	2,005,765
Occidental Petroleum Corp.	6.450	09-15-36	2,276,000	2,217,231
Occidental Petroleum Corp.	6.600	03-15-46	1,084,000	1,022,148
Occidental Petroleum Corp.	6.625	09-01-30	2,433,000	2,516,420
ONEOK, Inc.	6.050	09-01-33	2,125,000	2,180,116
ONEOK, Inc.	6.625	09-01-53	2,140,000	2,130,354
Ovintiv, Inc.	6.250	07-15-33	1,258,000	1,239,869
Ovintiv, Inc.	7.200	11-01-31	318,000	335,572
Parkland Corp. (B)	4.500	10-01-29	1,508,000	1,421,696
Parkland Corp. (B)	4.625	05-01-30	1,154,000	1,086,172
Parkland Corp. (B)	6.625	08-15-32	633,000	630,084
Sabine Pass Liquefaction LLC	4.500	05-15-30	3,488,000	3,440,036
Saudi Arabian Oil Company (B)	5.250	07-17-34	1,172,000	1,180,860
Sunoco LP	4.500	04-30-30	2,285,000	2,150,332
Sunoco LP (B)	6.250	07-01-33	889,000	887,803
Sunoco LP (B)	7.000	05-01-29	1,144,000	1,176,218
Sunoco LP (B)	7.250	05-01-32	1,356,000	1,406,192
Talos Production, Inc. (B)	9.000	02-01-29	160,000	153,382
Talos Production, Inc. (B)	9.375	02-01-31	201,000	188,985
Targa Resources Corp.	5.500	02-15-35	2,324,000	2,269,916
Targa Resources Corp.	6.150	03-01-29	1,710,000	1,782,631
Targa Resources Partners LP	4.000	01-15-32	2,046,000	1,874,091
Var Energi ASA (B)	8.000	11-15-32	4,458,000	4,839,284
Venture Global Calcasieu Pass LLC (B)	4.125	08-15-31	1,030,000	925,304
Venture Global LNG, Inc. (B)	7.000	01-15-30	1,230,000	1,158,660
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (B)(D)	9.000	09-30-29	4,202,000	3,611,766
Venture Global LNG, Inc. (B)	9.500	02-01-29	1,985,000	2,056,922
Vital Energy, Inc. (B)(C)	7.875	04-15-32	1,291,000	1,002,969
Western Midstream Operating LP	4.050	02-01-30	1,835,000	1,736,145
15	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Western Midstream Operating LP	5.450	11-15-34	1,128,000	$1,071,608
Whistler Pipeline LLC (B)(C)	5.400	09-30-29	891,000	897,737
Whistler Pipeline LLC (B)	5.700	09-30-31	1,113,000	1,129,611
Financials 4.4%				243,464,395
Banks 2.5%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (D)	9.625	05-21-33	2,736,000	3,090,835
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	3,588,000	3,241,941
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	5,894,000	5,213,081
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	1,644,000	1,465,825
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	1,897,000	1,837,889
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	3,613,000	3,536,269
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (D)	6.625	05-01-30	3,307,000	3,308,523
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	2,970,000	3,023,190
Barclays PLC (5.367% to 2-25-30, then Overnight SOFR + 1.230%)	5.367	02-25-31	2,189,000	2,218,231
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (D)	7.625	03-15-35	610,000	583,555
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	2,649,000	2,706,269
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (B)	5.497	05-20-30	1,855,000	1,890,579
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (B)(D)	9.250	11-17-27	781,000	821,722
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (B)	5.716	01-18-30	1,799,000	1,839,688
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	2,770,000	2,835,275
Citizens Financial Group, Inc.	3.250	04-30-30	405,000	371,651
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	1,620,000	1,622,311
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	3,617,000	3,677,855
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	16

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,434,000	$1,451,613
Credit Agricole SA (B)	3.250	01-14-30	4,135,000	3,816,979
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (B)	6.316	10-03-29	2,710,000	2,844,963
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (B)	5.019	03-04-31	2,284,000	2,291,565
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	904,000	900,947
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	1,582,000	1,620,250
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (D)(E)	7.594	05-31-25	1,193,000	1,168,053
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	2,182,000	2,176,166
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	1,307,000	1,314,433
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	1,328,000	1,337,976
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	674,000	666,480
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	895,000	930,648
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	1,119,000	1,142,468
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	999,000	1,051,440
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	1,525,000	1,380,130
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%) (C)	2.956	05-13-31	3,141,000	2,870,820
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	998,000	996,753
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	2,354,000	2,352,407
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	2,304,000	2,337,314
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	2,233,000	2,270,247
17	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	2,319,000	$2,322,756
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	1,411,000	1,462,157
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (C)	5.121	04-04-31	2,250,000	2,246,614
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (D)	6.750	09-27-31	1,366,000	1,279,777
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (D)	5.125	11-01-26	755,000	731,165
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	1,748,000	1,701,434
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (C)(D)	7.300	11-19-34	2,283,000	2,195,062
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (D)	8.125	11-10-33	1,784,000	1,842,406
Popular, Inc.	7.250	03-13-28	1,976,000	2,041,253
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	3,577,000	3,502,808
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	938,000	958,932
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (B)(C)(D)	5.375	11-18-30	1,913,000	1,670,195
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	2,249,000	2,229,496
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	1,520,000	1,538,532
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	1,418,000	1,467,381
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (D)	6.250	03-15-30	1,734,000	1,705,987
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	2,205,000	2,216,753
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	4,850,000	4,969,019
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	1,295,000	1,398,098
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	2,619,000	2,543,535
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	18

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	1,475,000	$1,510,405
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%) (C)	5.836	06-12-34	2,350,000	2,426,264
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	7,361,000	6,609,262
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	1,699,000	1,676,971
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	1,344,000	1,371,871
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	3,285,000	3,532,823
Capital markets 1.1%
Ares Capital Corp.	2.875	06-15-28	1,726,000	1,602,414
Ares Capital Corp.	5.875	03-01-29	957,000	963,496
Ares Strategic Income Fund (B)	5.600	02-15-30	1,738,000	1,706,412
Ares Strategic Income Fund (B)	5.700	03-15-28	442,000	441,183
Ares Strategic Income Fund (B)	6.200	03-21-32	1,525,000	1,506,249
Ares Strategic Income Fund (B)	6.350	08-15-29	711,000	724,566
Blackstone Private Credit Fund (B)	5.250	04-01-30	1,795,000	1,748,943
Blackstone Private Credit Fund	5.950	07-16-29	929,000	933,771
Blackstone Private Credit Fund	6.000	01-29-32	1,737,000	1,722,522
Blackstone Private Credit Fund	7.300	11-27-28	1,877,000	1,985,824
Blackstone Secured Lending Fund	5.350	04-13-28	1,726,000	1,721,172
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	2,177,000	2,070,359
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	2,815,000	2,482,956
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	1,747,000	1,856,151
Jefferies Financial Group, Inc.	6.200	04-14-34	1,865,000	1,889,816
Lazard Group LLC	4.375	03-11-29	2,060,000	2,018,476
Macquarie Bank, Ltd. (B)	3.624	06-03-30	1,480,000	1,373,350
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	1,169,000	996,777
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	3,410,000	2,844,742
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	3,459,000	3,522,874
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	2,784,000	2,771,426
MSCI, Inc. (B)	3.625	11-01-31	2,524,000	2,273,078
Sixth Street Lending Partners	5.750	01-15-30	1,091,000	1,079,183
19	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Sixth Street Lending Partners (B)	6.125	07-15-30	866,000	$869,160
The Bank of New York Mellon Corp. (4.975% to 3-14-29, then Overnight SOFR + 1.085%) (C)	4.975	03-14-30	1,255,000	1,283,300
The Charles Schwab Corp. (5.853% to 5-19-33, then Overnight SOFR + 2.500%)	5.853	05-19-34	1,326,000	1,385,466
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	6,166,000	5,420,249
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	2,178,000	1,889,994
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (B)	5.428	02-08-30	1,905,000	1,951,096
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (B)	6.301	09-22-34	1,325,000	1,402,788
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (B)(D)	7.000	02-10-30	1,486,000	1,435,921
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (B)(D)	7.125	08-10-34	1,857,000	1,776,002
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (B)(D)	9.250	11-13-33	1,884,000	2,105,916
Consumer finance 0.1%
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	1,398,000	1,378,508
Ally Financial, Inc.	8.000	11-01-31	1,857,000	2,056,443
Enova International, Inc. (B)	9.125	08-01-29	546,000	558,493
OneMain Finance Corp.	9.000	01-15-29	1,041,000	1,083,857
Trust Fibra Uno (B)	7.375	02-13-34	2,171,000	2,149,213
Financial services 0.2%
Apollo Debt Solutions BDC	6.700	07-29-31	1,814,000	1,846,042
Apollo Debt Solutions BDC (C)	6.900	04-13-29	3,163,000	3,252,107
Atlas Warehouse Lending Company LP (B)	6.250	01-15-30	1,285,000	1,287,950
Block, Inc. (C)	3.500	06-01-31	643,000	573,918
Citadel Finance LLC (B)	5.900	02-10-30	1,260,000	1,251,313
Enact Holdings, Inc.	6.250	05-28-29	2,273,000	2,327,004
HPS Corporate Lending Fund (B)	5.950	04-14-32	872,000	851,336
Macquarie Airfinance Holdings, Ltd. (B)	5.150	03-17-30	517,000	507,351
TrueNoord Capital DAC (B)	8.750	03-01-30	949,000	969,385
Insurance 0.5%
AmWINS Group, Inc. (B)	6.375	02-15-29	1,016,000	1,028,109
Athene Global Funding (B)	4.721	10-08-29	1,316,000	1,304,781
Athene Global Funding (B)	5.322	11-13-31	1,540,000	1,536,816
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	20

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Athene Holding, Ltd.	3.500	01-15-31	1,085,000	$1,005,421
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	921,000	884,929
Baldwin Insurance Group Holdings LLC (B)	7.125	05-15-31	554,000	563,691
CNO Financial Group, Inc.	5.250	05-30-29	2,670,000	2,672,000
CNO Financial Group, Inc.	6.450	06-15-34	1,019,000	1,051,309
GA Global Funding Trust (B)	5.200	12-09-31	1,522,000	1,516,956
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (B)	4.700	10-15-51	1,400,000	1,330,502
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)	7.950	10-15-54	587,000	596,110
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (B)	4.125	12-15-51	1,553,000	1,466,622
MassMutual Global Funding II (B)	4.350	09-17-31	1,820,000	1,792,197
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	2,007,000	1,984,496
Panther Escrow Issuer LLC (B)	7.125	06-01-31	2,381,000	2,439,323
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	907,000	878,857
Ryan Specialty LLC (B)	5.875	08-01-32	1,599,000	1,579,351
SBL Holdings, Inc. (B)	5.000	02-18-31	967,000	862,664
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	2,484,000	1,994,283
Mortgage real estate investment trusts 0.0%
Starwood Property Trust, Inc. (B)	6.000	04-15-30	1,518,000	1,500,503
Starwood Property Trust, Inc. (B)	7.250	04-01-29	260,000	269,626
Health care 0.9%				47,902,835
Biotechnology 0.3%
AbbVie, Inc.	5.050	03-15-34	806,000	812,785
Amgen, Inc.	5.250	03-02-30	2,397,000	2,465,195
Amgen, Inc.	5.250	03-02-33	5,096,000	5,149,704
Amgen, Inc.	5.650	03-02-53	2,628,000	2,522,365
Regeneron Pharmaceuticals, Inc.	1.750	09-15-30	2,542,000	2,173,274
Star Parent, Inc. (B)	9.000	10-01-30	620,000	627,329
Health care equipment and supplies 0.1%
Solventum Corp.	5.400	03-01-29	1,879,000	1,916,377
Solventum Corp.	5.450	03-13-31	3,598,000	3,673,751
Varex Imaging Corp. (B)(C)	7.875	10-15-27	1,074,000	1,030,775
Health care providers and services 0.3%
Cencora, Inc.	2.800	05-15-30	1,699,000	1,565,743
21	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Centene Corp.	3.000	10-15-30	1,777,000	$1,560,641
Centene Corp.	3.375	02-15-30	932,000	848,883
DaVita, Inc. (B)	4.625	06-01-30	1,189,000	1,105,842
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	3,630,000	3,067,371
HCA, Inc.	5.450	04-01-31	1,810,000	1,844,649
Horizon Mutual Holdings, Inc. (B)	6.200	11-15-34	2,282,000	2,231,482
Rede D’Or Finance Sarl (B)	4.500	01-22-30	942,000	877,388
Universal Health Services, Inc.	2.650	10-15-30	2,093,000	1,835,357
Life sciences tools and services 0.0%
Icon Investments Six DAC	5.849	05-08-29	1,299,000	1,330,297
Pharmaceuticals 0.2%
Endo Finance Holdings, Inc. (B)(C)	8.500	04-15-31	991,000	1,030,377
IQVIA, Inc.	6.250	02-01-29	1,124,000	1,167,927
Royalty Pharma PLC	5.150	09-02-29	1,101,000	1,112,460
Viatris, Inc.	2.700	06-22-30	3,517,000	3,044,669
Viatris, Inc.	4.000	06-22-50	7,799,000	4,908,194
Industrials 1.3%				72,824,224
Aerospace and defense 0.1%
BAE Systems PLC (B)	5.125	03-26-29	1,297,000	1,324,265
Efesto Bidco S.p.A Efesto US LLC (B)	7.500	02-15-32	1,343,000	1,332,404
Embraer Netherlands Finance BV (B)	7.000	07-28-30	2,175,000	2,316,309
The Boeing Company	6.528	05-01-34	1,333,000	1,431,834
Building products 0.1%
Builders FirstSource, Inc. (B)	4.250	02-01-32	1,566,000	1,410,358
Builders FirstSource, Inc. (B)(C)	6.375	06-15-32	964,000	969,437
Builders FirstSource, Inc. (B)	6.375	03-01-34	1,846,000	1,832,219
Owens Corning	5.700	06-15-34	2,349,000	2,413,751
Commercial services and supplies 0.1%
Allied Universal Holdco LLC (B)	7.875	02-15-31	2,755,000	2,813,848
Belron UK Finance PLC (B)	5.750	10-15-29	499,000	498,365
Cimpress PLC (B)(C)	7.375	09-15-32	1,623,000	1,480,866
Construction and engineering 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc. (B)	7.500	02-01-32	521,000	508,412
CIMIC Finance USA Pty, Ltd. (B)	7.000	03-25-34	1,113,000	1,159,551
Global Infrastructure Solutions, Inc. (B)	5.625	06-01-29	1,475,000	1,402,684
MasTec, Inc.	5.900	06-15-29	1,126,000	1,150,806
Quanta Services, Inc.	5.250	08-09-34	992,000	978,645
Williams Scotsman, Inc. (B)	6.625	06-15-29	691,000	700,246
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	22

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment 0.1%
EMRLD Borrower LP (B)	6.625	12-15-30	2,155,000	$2,185,405
Machinery 0.0%
Flowserve Corp. (C)	3.500	10-01-30	1,017,000	937,621
JB Poindexter & Company, Inc. (B)	8.750	12-15-31	1,236,000	1,242,641
Passenger airlines 0.6%
Air Canada 2020-1 Class C Pass Through Trust (B)	10.500	07-15-26	1,843,000	1,939,758
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,886,804	1,822,298
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	200,294	186,964
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,309,335	1,252,331
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,440,330	1,372,614
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	975,193	904,984
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	2,619,717	2,345,126
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,749,636	1,581,613
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	449,061	429,863
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,942,308	1,680,679
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	1,646,875	1,541,929
American Airlines, Inc. (B)	7.250	02-15-28	1,336,000	1,319,681
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	382,940	365,921
British Airways 2020-1 Class A Pass Through Trust (B)	4.250	11-15-32	626,949	598,053
British Airways 2020-1 Class B Pass Through Trust (B)	8.375	11-15-28	224,430	235,917
Delta Air Lines, Inc.	4.375	04-19-28	1,120,000	1,098,190
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,182,469	1,021,960
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,478,016	1,385,400
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,341,235	1,244,986
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	1,767,266	1,799,015
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	2,383,508	2,372,680
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	1,772,440	1,755,842
23	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	1,927,082	$1,916,192
United Airlines, Inc. (B)	4.625	04-15-29	539,000	506,287
Professional services 0.0%
TriNet Group, Inc. (B)	3.500	03-01-29	608,000	554,579
Trading companies and distributors 0.2%
AerCap Ireland Capital DAC	3.300	01-30-32	6,678,000	5,900,514
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	1,155,000	1,121,613
Ashtead Capital, Inc. (B)	5.500	08-11-32	800,000	793,280
Ashtead Capital, Inc. (B)	5.550	05-30-33	2,217,000	2,193,159
BlueLinx Holdings, Inc. (B)	6.000	11-15-29	1,807,000	1,718,167
WESCO Distribution, Inc. (B)	6.375	03-15-33	592,000	598,874
Transportation infrastructure 0.0%
Aeropuertos Dominicanos Siglo XXI SA (B)	7.000	06-30-34	1,158,000	1,176,088
Information technology 0.8%				41,129,460
Communications equipment 0.1%
Motorola Solutions, Inc.	2.300	11-15-30	2,892,000	2,547,890
Motorola Solutions, Inc. (C)	2.750	05-24-31	2,516,000	2,234,721
IT services 0.0%
Virtusa Corp. (B)	7.125	12-15-28	459,000	437,576
Semiconductors and semiconductor equipment 0.4%
Broadcom, Inc. (B)	3.419	04-15-33	5,553,000	4,952,185
Broadcom, Inc.	4.550	02-15-32	890,000	872,264
Foundry JV Holdco LLC (B)	5.875	01-25-34	2,744,000	2,755,574
Foundry JV Holdco LLC (B)	6.150	01-25-32	696,000	723,029
Marvell Technology, Inc.	5.950	09-15-33	1,079,000	1,116,579
Micron Technology, Inc.	2.703	04-15-32	1,754,000	1,485,390
Micron Technology, Inc.	5.300	01-15-31	1,286,000	1,291,624
Micron Technology, Inc.	6.750	11-01-29	3,852,000	4,118,709
Qorvo, Inc. (B)	3.375	04-01-31	1,681,000	1,469,580
Qorvo, Inc.	4.375	10-15-29	1,239,000	1,184,237
Software 0.2%
Atlassian Corp.	5.250	05-15-29	1,176,000	1,196,036
Cloud Software Group, Inc. (B)	8.250	06-30-32	629,000	656,121
Cloud Software Group, Inc. (B)	9.000	09-30-29	432,000	435,210
Consensus Cloud Solutions, Inc. (B)	6.500	10-15-28	827,000	811,587
Oracle Corp.	5.250	02-03-32	1,522,000	1,543,046
Oracle Corp.	5.550	02-06-53	3,571,000	3,270,639
Rocket Software, Inc. (B)	9.000	11-28-28	905,000	932,460
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	24

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.1%
CDW LLC	5.100	03-01-30	715,000	$713,642
CDW LLC	5.550	08-22-34	953,000	934,388
Dell International LLC	5.400	04-15-34	5,449,000	5,446,973
Materials 0.5%				27,073,847
Chemicals 0.1%
Braskem Netherlands Finance BV (B)	4.500	01-31-30	3,268,000	2,709,253
Sasol Financing USA LLC	5.500	03-18-31	1,354,000	1,048,127
Construction materials 0.1%
Cemex SAB de CV (B)	3.875	07-11-31	1,780,000	1,588,096
Cemex SAB de CV (B)	5.200	09-17-30	1,576,000	1,529,316
Quikrete Holdings, Inc. (B)	6.375	03-01-32	1,235,000	1,241,960
Containers and packaging 0.1%
Clydesdale Acquisition Holdings, Inc. (B)	6.875	01-15-30	1,518,000	1,542,357
Clydesdale Acquisition Holdings, Inc. (B)	8.750	04-15-30	643,000	662,498
Graphic Packaging International LLC (B)(C)	3.500	03-01-29	1,335,000	1,241,162
Metals and mining 0.2%
Alcoa Nederland Holding BV (B)	7.125	03-15-31	614,000	632,580
Aris Mining Corp. (B)	8.000	10-31-29	1,204,000	1,212,998
Arsenal AIC Parent LLC (B)	8.000	10-01-30	814,000	842,789
Capstone Copper Corp. (B)	6.750	03-31-33	454,000	446,082
CSN Resources SA (B)	4.625	06-10-31	1,819,000	1,377,961
First Quantum Minerals, Ltd. (B)(C)	8.625	06-01-31	796,000	806,789
Freeport-McMoRan, Inc.	4.250	03-01-30	2,495,000	2,423,041
Freeport-McMoRan, Inc.	5.400	11-14-34	1,770,000	1,765,281
Freeport-McMoRan, Inc.	5.450	03-15-43	1,420,000	1,312,882
Novelis Corp. (B)	4.750	01-30-30	2,008,000	1,867,211
Novelis Corp. (B)(C)	6.875	01-30-30	396,000	401,706
Paper and forest products 0.0%
Magnera Corp. (B)	7.250	11-15-31	2,561,000	2,421,758
Real estate 0.4%				18,818,173
Hotel and resort REITs 0.0%
XHR LP (B)	6.625	05-15-30	862,000	849,096
Real estate management and development 0.1%
CoStar Group, Inc. (B)	2.800	07-15-30	2,556,000	2,265,052
Specialized REITs 0.3%
American Tower Corp.	5.550	07-15-33	1,581,000	1,617,892
American Tower Corp.	5.650	03-15-33	1,581,000	1,633,465
GLP Capital LP	3.250	01-15-32	878,000	756,510
GLP Capital LP	4.000	01-15-30	858,000	808,778
Iron Mountain Information Management Services, Inc. (B)	5.000	07-15-32	382,000	356,893
25	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs (continued)
Iron Mountain, Inc. (B)	5.250	07-15-30	1,161,000	$1,125,084
Iron Mountain, Inc. (B)	6.250	01-15-33	1,237,000	1,234,737
Uniti Group LP (B)(C)	6.500	02-15-29	715,000	654,103
VICI Properties LP (B)	3.875	02-15-29	1,008,000	965,271
VICI Properties LP (B)	4.625	12-01-29	2,050,000	1,991,076
VICI Properties LP	5.125	11-15-31	2,641,000	2,612,681
VICI Properties LP	5.125	05-15-32	1,990,000	1,947,535
Utilities 1.2%				68,158,425
Electric utilities 0.8%
American Electric Power Company, Inc.	5.625	03-01-33	1,018,000	1,043,143
Atlantica Transmision Sur SA (B)	6.875	04-30-43	773,766	815,177
Constellation Energy Generation LLC	6.125	01-15-34	529,000	555,809
Constellation Energy Generation LLC	6.500	10-01-53	1,238,000	1,280,958
Duke Energy Corp.	5.750	09-15-33	2,502,000	2,605,596
Electricite de France SA (B)(C)	5.650	04-22-29	2,883,000	2,998,338
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (B)(D)	9.125	03-15-33	2,314,000	2,588,151
Exelon Corp.	5.125	03-15-31	1,316,000	1,339,579
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	522,000	518,977
FirstEnergy Corp.	2.650	03-01-30	1,289,000	1,168,891
Georgia Power Company	4.950	05-17-33	1,184,000	1,180,990
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	800,000	712,252
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	1,207,000	1,209,544
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	434,000	436,409
NextEra Energy Capital Holdings, Inc. (6.700% to 9-1-29, then 5 Year CMT + 2.364%)	6.700	09-01-54	1,052,000	1,060,531
NRG Energy, Inc. (B)	3.625	02-15-31	1,054,000	947,306
NRG Energy, Inc. (B)	3.875	02-15-32	2,453,000	2,194,050
NRG Energy, Inc. (B)	4.450	06-15-29	1,370,000	1,334,058
NRG Energy, Inc. (B)	5.750	07-15-29	1,587,000	1,579,534
NRG Energy, Inc. (B)	6.000	02-01-33	1,222,000	1,209,176
NRG Energy, Inc. (B)	6.250	11-01-34	1,222,000	1,220,122
NRG Energy, Inc. (B)	7.000	03-15-33	1,848,000	1,991,083
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(D)	10.250	03-15-28	1,668,000	1,827,372
Pacific Gas & Electric Company	4.950	07-01-50	1,125,000	906,218
Pacific Gas & Electric Company	5.800	05-15-34	1,733,000	1,729,800
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	26

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	1,831,000	$1,858,600
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	2,809,000	2,726,950
The Southern Company	5.200	06-15-33	794,000	798,968
The Southern Company	5.700	03-15-34	1,902,000	1,966,429
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	2,173,000	2,213,655
Gas utilities 0.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (B)	7.200	10-15-54	833,000	813,521
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (B)	4.375	05-31-30	1,352,086	1,182,467
Alpha Generation LLC (B)	6.750	10-15-32	854,000	870,322
Lightning Power LLC (B)	7.250	08-15-32	1,074,000	1,112,698
LLPL Capital Pte, Ltd. (B)	6.875	02-04-39	476,316	469,063
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)	8.000	10-15-26	728,000	744,058
Vistra Operations Company LLC (B)(C)	4.300	07-15-29	3,150,000	3,080,464
Vistra Operations Company LLC (B)	6.875	04-15-32	801,000	829,659
Vistra Operations Company LLC (B)	6.950	10-15-33	2,049,000	2,200,200
Multi-utilities 0.2%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	701,000	699,967
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	2,525,000	2,578,820
Dominion Energy, Inc.	3.375	04-01-30	1,188,000	1,115,347
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	1,657,000	1,703,939
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	658,000	683,171
NiSource, Inc.	3.600	05-01-30	1,251,000	1,193,181
Sempra	5.500	08-01-33	1,713,000	1,724,213
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	1,687,000	1,538,699

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%)	6.875	10-01-54	1,658,000	1,600,970
Municipal bonds 0.0%				$932,340
(Cost $1,307,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,307,000	932,340
27	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Term loans (F) 0.1%				$6,668,389
(Cost $6,824,224)
Financials 0.0%				1,469,750
Insurance 0.0%
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.572	01-30-32	1,478,295	1,469,750
Health care 0.0%				649,656
Pharmaceuticals 0.0%
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	8.322	04-23-31	671,625	649,656
Industrials 0.1%				3,028,659
Commercial services and supplies 0.1%
GFL Environmental Services, Inc., Term Loan (3 month CME Term SOFR + 2.500%)	6.819	03-03-32	924,000	910,140
Gloves Buyer, Inc., Initial Term Loan (G)	TBD	01-17-32	2,223,000	2,118,519
Information technology 0.0%				415,910
Software 0.0%
Clearwater Analytics LLC, Initial Term Loan (3 month CME Term SOFR + 2.250%)	6.519	04-21-32	418,000	415,910
Materials 0.0%				1,104,414
Construction materials 0.0%

Quikrete Holdings, Inc., Tranche B-3 Term Loan (First Lien) (1 month CME Term SOFR + 2.250%)	6.572	02-10-32	1,128,000	1,104,414
Collateralized mortgage obligations 1.3%				$73,261,922
(Cost $74,476,129)
Commercial and residential 1.0%				53,227,431
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (B)(H)	0.990	04-25-53	323,721	307,589
Series 2021-4, Class A1 (B)(H)	1.035	01-20-65	1,544,475	1,299,927
Series 2021-5, Class A1 (B)(H)	0.951	07-25-66	1,290,892	1,107,236
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (B)	4.800	11-26-68	1,562,483	1,558,093
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (B)(H)	1.175	10-25-48	650,318	585,142
BAHA Trust
Series 2024-MAR, Class A (B)(H)	6.171	12-10-41	2,260,000	2,333,083
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (B)(H)	3.843	11-05-32	575,000	434,966
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	179,270	176,064
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	587,842	573,139
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	28

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-5C29, Class A3	5.208	09-15-57	609,000	$622,329
Series 2024-5C31, Class A3	5.609	12-15-57	636,000	659,027
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	681,806	667,678
Series 2019-B13, Class A2	2.889	08-15-57	553,893	534,672
Series 2024-V12, Class A3	5.738	12-15-57	2,098,000	2,183,945
BMO Mortgage Trust
Series 2024-5C8, Class A3 (H)	5.625	12-15-57	658,000	681,234
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (B)(H)	0.941	02-25-49	454,095	423,707
BX Trust
Series 2019-OC11, Class A (B)	3.202	12-09-41	927,000	860,044
Series 2022-CLS, Class A (B)	5.760	10-13-27	1,528,000	1,548,742
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (B)(H)	6.015	10-12-40	1,359,000	1,400,744
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (B)(H)	0.924	08-25-66	879,160	736,460
Series 2021-3, Class A1 (B)(H)	0.956	09-27-66	1,258,245	1,045,638
Series 2021-HX1, Class A1 (B)(H)	1.110	10-25-66	923,347	788,630
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (B)	2.994	02-25-67	1,529,800	1,438,643
COLT Trust
Series 2020-RPL1, Class A1 (B)(H)	1.390	01-25-65	2,168,929	1,852,629
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.577	05-10-51	9,519,852	108,207
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (B)	2.257	08-15-37	264,582	261,042
Series 2021-NQM2, Class A1 (B)(H)	1.179	02-25-66	777,102	701,114
Series 2021-NQM3, Class A1 (B)(H)	1.015	04-25-66	678,932	588,955
Series 2021-NQM6, Class A1 (B)(H)	1.174	07-25-66	1,414,874	1,175,337
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (B)(H)	0.797	02-25-66	184,415	156,520
Series 2021-2, Class A1 (B)(H)	0.931	06-25-66	831,289	687,489
Flagstar Mortgage Trust
Series 2021-1, Class A2 (B)(H)	2.500	02-01-51	1,726,889	1,405,796
GCAT Trust
Series 2021-NQM1, Class A1 (B)(H)	0.874	01-25-66	471,256	410,306
Series 2021-NQM2, Class A1 (B)(H)	1.036	05-25-66	596,579	504,824
Series 2021-NQM3, Class A1 (B)(H)	1.091	05-25-66	1,771,425	1,527,819
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (B)(H)	1.382	09-27-60	107,447	101,377
Series 2021-NQM1, Class A1 (B)(H)	1.017	07-25-61	369,986	331,004
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (B)(H)	5.649	01-13-40	857,000	880,688
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (B)(H)	1.071	06-25-56	564,315	490,176
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (B)	2.812	01-16-37	1,161,000	1,030,388
MFA Trust
29	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM1, Class A1 (B)(H)	1.153	04-25-65	315,110	$294,605
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (B)(H)	4.460	01-15-43	380,000	347,430
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (B)(H)	4.455	11-05-41	1,120,000	1,094,291
NYMT Loan Trust
Series 2022-CP1, Class A1 (B)	2.042	07-25-61	863,963	803,884
OBX Trust
Series 2020-EXP2, Class A3 (B)(H)	2.500	05-25-60	331,921	280,941
Series 2021-NQM2, Class A1 (B)(H)	1.101	05-25-61	909,099	738,325
Series 2021-NQM3, Class A1 (B)(H)	1.054	07-25-61	1,363,227	1,105,032
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (B)(H)	2.000	01-25-36	1,243,269	1,104,045
ROCK Trust
Series 2024-CNTR, Class A (B)	5.388	11-13-41	1,787,000	1,820,193
Series 2024-CNTR, Class D (B)	7.109	11-13-41	2,250,000	2,347,009
SLG Office Trust
Series 2021-OVA, Class D (B)	2.851	07-15-41	1,738,000	1,473,061
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (B)(H)	2.447	12-25-66	1,649,210	1,461,428
Towd Point Mortgage Trust
Series 2018-4, Class A1 (B)(H)	3.000	06-25-58	720,726	679,889
Series 2019-1, Class A1 (B)(H)	3.750	03-25-58	620,318	603,216
Series 2019-4, Class A1 (B)(H)	2.900	10-25-59	612,101	585,726
Series 2020-4, Class A1 (B)	1.750	10-25-60	990,218	899,587
Series 2024-4, Class A1A (B)(H)	4.447	10-27-64	864,012	857,420
Verus Securitization Trust
Series 2020-5, Class A1 (B)	2.218	05-25-65	191,456	185,049
Series 2021-3, Class A1 (B)(H)	1.046	06-25-66	941,977	806,706
Series 2021-4, Class A1 (B)(H)	0.938	07-25-66	589,127	487,877
Series 2021-5, Class A1 (B)(H)	1.013	09-25-66	953,936	815,712
Series 2021-R1, Class A1 (B)(H)	0.820	10-25-63	265,721	255,602
U.S. Government Agency 0.3%				20,034,491
Government National Mortgage Association
Series 2012-114, Class IO	0.629	01-16-53	718,292	11,353
Series 2016-174, Class IO	0.889	11-16-56	1,417,786	60,089
Series 2017-109, Class IO	0.229	04-16-57	1,753,365	23,026
Series 2017-124, Class IO	0.626	01-16-59	1,429,130	50,396
Series 2017-135, Class IO	0.698	10-16-58	2,400,694	79,973
Series 2017-140, Class IO	0.486	02-16-59	1,247,635	34,691
Series 2017-159, Class IO	0.430	06-16-59	1,910,182	49,545
Series 2017-169, Class IO	0.577	01-16-60	20,801,866	597,018
Series 2017-20, Class IO	0.518	12-16-58	2,209,968	50,850
Series 2017-22, Class IO	0.746	12-16-57	789,557	28,586
Series 2017-41, Class IO	0.562	07-16-58	1,192,880	32,187
Series 2017-46, Class IO	0.651	11-16-57	2,122,259	80,979
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	30

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-61, Class IO	0.700	05-16-59	726,510	$26,564
Series 2018-158, Class IO	0.794	05-16-61	2,912,661	173,847
Series 2018-35, Class IO	0.541	03-16-60	3,395,443	111,107
Series 2018-43, Class IO	0.455	05-16-60	3,661,180	119,245
Series 2018-68, Class IO	0.426	01-16-60	5,762,541	179,954
Series 2018-69, Class IO	0.607	04-16-60	3,117,413	142,457
Series 2018-81, Class IO	0.485	01-16-60	4,586,852	192,325
Series 2018-9, Class IO	0.444	01-16-60	5,933,501	177,514
Series 2019-131, Class IO	0.803	07-16-61	2,952,846	171,165
Series 2020-100, Class IO	0.786	05-16-62	4,005,532	243,873
Series 2020-108, Class IO	0.847	06-16-62	23,043,310	1,351,499
Series 2020-114, Class IO	0.800	09-16-62	10,711,715	587,587
Series 2020-118, Class IO	0.884	06-16-62	8,889,713	474,415
Series 2020-119, Class IO	0.607	08-16-62	4,309,141	203,636
Series 2020-120, Class IO	0.769	05-16-62	2,629,977	158,112
Series 2020-137, Class IO	0.797	09-16-62	18,559,882	1,089,907
Series 2020-150, Class IO	0.965	12-16-62	8,410,090	597,058
Series 2020-170, Class IO	0.835	11-16-62	10,865,362	711,719
Series 2020-92, Class IO	0.880	02-16-62	9,414,006	549,245
Series 2021-110, Class IO	0.875	11-16-63	7,149,390	488,961
Series 2021-163, Class IO	0.801	03-16-64	8,980,479	527,529
Series 2021-183, Class IO	0.871	01-16-63	6,948,586	403,250
Series 2021-3, Class IO	0.870	09-16-62	19,937,968	1,292,381
Series 2021-40, Class IO	0.822	02-16-63	3,969,147	247,730
Series 2021-47, Class IO	0.992	03-16-61	25,836,764	1,784,840
Series 2022-17, Class IO	0.802	06-16-64	10,683,447	611,214
Series 2022-181, Class IO	0.719	07-16-64	5,280,159	328,097
Series 2022-21, Class IO	0.784	10-16-63	4,671,598	267,116
Series 2022-53, Class IO	0.708	06-16-64	17,146,208	810,337
Series 2022-57, Class IO	0.757	09-16-63	13,011,956	688,412
Series 2023-197, Class IO	1.240	09-16-65	3,626,031	313,230
Series 2024-135, Class IO	0.836	11-16-66	34,718,373	2,285,434
Series 2024-179, Class XI IO	0.831	12-16-66	18,321,116	1,360,248

Series 2024-193, Class IO	0.700	12-16-66	4,007,413	265,790
Asset-backed securities 1.8%				$99,902,792
(Cost $101,753,736)
Asset-backed securities 1.8%				99,902,792
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-29-30	458,103	449,725
AIMCO CLO, Ltd.
Series 2019-10A, Class ARR (3 month CME Term SOFR + 1.410%) (B)(E)	5.682	07-22-37	536,000	536,938
31	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (B)	1.937	08-15-46	480,000	$460,324
Series 2023-2A, Class A2 (B)	6.500	11-16-48	1,131,000	1,144,336
Aqua Finance Trust
Series 2021-A, Class A (B)	1.540	07-17-46	382,528	353,143
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	2,263,140	2,155,387
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	2,545,449	2,514,048
Series 2021-1A, Class A1 (B)	1.530	03-15-61	2,197,788	2,092,003
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	1,968,371	1,817,921
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	1,339,862	1,221,891
Series 2022-1A, Class A (B)	2.720	01-18-47	1,701,392	1,541,736
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (B)	5.250	02-25-49	1,535,000	1,548,508
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (B)	5.835	02-25-50	713,000	722,658
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (B)	4.300	04-20-48	2,200,000	2,140,042
Series 2024-2A, Class A2 (B)	4.500	05-20-49	2,167,000	2,095,242
DataBank Issuer
Series 2021-1A, Class A2 (B)	2.060	02-27-51	1,281,000	1,246,107
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	1,278,750	1,255,843
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (B)	3.475	04-15-49	514,000	483,453
Domino’s Pizza Master Issuer LLC
Series 2021-1A, Class A2I (B)	2.662	04-25-51	1,884,705	1,754,551
Driven Brands Funding LLC
Series 2020-2A, Class A2 (B)	3.237	01-20-51	1,677,019	1,587,796
Series 2021-1A, Class A2 (B)	2.791	10-20-51	2,256,055	2,100,025
FirstKey Homes Trust
Series 2021-SFR1, Class D (B)	2.189	08-17-28	1,729,000	1,661,632
Frontier Issuer LLC
Series 2024-1, Class C (B)	11.160	06-20-54	781,000	861,973
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (B)	4.980	12-11-36	1,004,000	1,026,579
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	431,222	426,638
Series 2021-1A, Class A2 (B)	2.773	04-20-29	1,313,370	1,300,011
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (B)	3.939	02-01-62	2,912,000	2,825,273
Hotwire Funding LLC
Series 2021-1, Class A2 (B)	2.311	11-20-51	1,982,000	1,891,871
Series 2024-1A, Class A2 (B)	5.893	06-20-54	540,000	547,161
Invitation Homes Trust
Series 2024-SFR1, Class A (B)	4.000	09-17-41	2,342,986	2,267,748
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	32

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (B)	5.636	02-15-55	1,805,000	$1,796,281
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (B)	6.560	04-20-53	1,576,000	1,618,533
Navient Student Loan Trust
Series 2020-2A, Class A1A (B)	1.320	08-26-69	778,068	671,520
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	3,342,720	3,115,096
Series 2022-1A, Class A2 (B)	3.695	01-30-52	1,420,290	1,300,663
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (B)	1.910	10-20-61	2,951,000	2,771,073
Series 2021-1, Class B1 (B)	2.410	10-20-61	1,544,000	1,402,865
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (B)	3.104	07-25-26	185,848	180,244
OHA Credit Funding 5, Ltd.
Series 2020-5A, Class AR (3 month CME Term SOFR + 1.350%) (B)(E)	5.619	10-18-37	1,500,000	1,499,966
Palmer Square CLO, Ltd.
Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) (B)(E)	5.669	07-20-37	983,000	982,007
Progress Residential Trust
Series 2025-SFR1, Class A (B)	3.400	02-17-42	1,543,000	1,448,521
Series 2025-SFR2, Class A (B)	3.305	04-17-42	1,052,000	982,556
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	51,290	51,197
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (B)	5.000	09-15-48	3,210,000	3,185,316
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (B)(E)	5.736	01-15-38	1,128,000	1,121,265
RIN XII LLC
Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) (B)(E)	5.625	04-15-38	1,181,000	1,169,607
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (B)	6.174	01-25-54	731,738	751,034
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (B)	1.070	01-15-53	602,367	541,509
Series 2024-A, Class A1A (B)	5.240	03-15-56	2,067,386	2,090,521
Series 2024-E, Class A1A (B)	5.090	10-16-56	1,508,322	1,520,680
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	2,401,447	2,345,990
Series 2020-1A, Class A2II (B)	4.336	01-20-50	1,543,447	1,470,077
Series 2021-1A, Class A2I (B)	2.190	08-20-51	1,878,197	1,708,828
Subway Funding LLC
Series 2024-1A, Class A2I (B)	6.028	07-30-54	955,200	966,075
Series 2024-1A, Class A2II (B)	6.268	07-30-54	912,415	927,732
Series 2024-3A, Class A23 (B)	5.914	07-30-54	2,331,285	2,312,825
Sunbird Engine Finance LLC
Series 2020-1A, Class A (B)	3.671	02-15-45	313,807	305,557
33	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (B)	5.440	06-25-54	615,000	$610,791
Series 2025-1A, Class A2 (B)	5.036	03-25-55	2,308,000	2,246,075
TIF Funding II LLC
Series 2021-1A, Class A (B)	1.650	02-20-46	1,324,088	1,180,941
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	2,075,417	1,916,232
Series 2021-1A, Class A (B)	1.860	03-20-46	1,301,263	1,178,270
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (B)	5.877	04-20-55	900,000	918,618
Vantage Data Centers LLC
Series 2020-2A, Class A2 (B)	1.992	09-15-45	1,650,000	1,535,521
VR Funding LLC
Series 2020-1A, Class A (B)	2.790	11-15-50	1,354,494	1,274,596
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	2,413,540	2,195,415
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	320,667	304,368
Wingstop Funding LLC
Series 2024-1A, Class A2 (B)	5.858	12-05-54	1,002,000	1,016,094
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (B)	3.238	07-30-51	1,587,163	1,456,032
Zayo Issuer LLC
Series 2025-1A, Class A2 (B)	5.648	03-20-55	1,569,000	1,576,134
Ziply Fiber Issuer LLC
Series 2024-1A, Class C (B)	11.170	04-20-54	2,079,000	2,225,604

	Yield (%)	Shares	Value
Short-term investments 0.3%			$14,324,342
(Cost $14,323,141)
Short-term funds 0.3%			14,324,342
John Hancock Collateral Trust (I)	4.2081(J)	1,431,976	14,324,342

Total investments (Cost $4,309,690,490) 99.7%	$5,484,270,491
Other assets and liabilities, net 0.3%	14,336,319
Total net assets 100.0%	$5,498,606,810

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
NYRS	New York Registry Shares
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK BALANCED FUND	34

SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 4-30-25.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 4-30-25.
At 4-30-25, the aggregate cost of investments for federal income tax purposes was $4,319,488,571. Net unrealized appreciation aggregated to $1,164,781,920, of which $1,325,583,330 related to gross unrealized appreciation and $160,801,410 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 4-30-25:
United States	89.4%
France	2.2%
Ireland	1.4%
Canada	1.1%
United Kingdom	1.0%
Other countries	4.9%
TOTAL	100.0%
35	JOHN HANCOCK BALANCED FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $4,295,367,349) including $13,843,890 of securities loaned	$5,469,946,149
Affiliated investments, at value (Cost $14,323,141)	14,324,342
Total investments, at value (Cost $4,309,690,490)	5,484,270,491
Cash	5,735,099
Foreign currency, at value (Cost $1,438)	1,431
Dividends and interest receivable	21,349,863
Receivable for fund shares sold	5,666,480
Receivable for investments sold	986,890
Receivable for securities lending income	4,987
Other assets	368,058
Total assets	5,518,383,299
Liabilities
Payable for investments purchased	687,805
Payable for fund shares repurchased	3,795,074
Payable upon return of securities loaned	14,324,405
Payable to affiliates
Accounting and legal services fees	148,431
Transfer agent fees	420,163
Distribution and service fees	123,965
Trustees’ fees	2,271
Other liabilities and accrued expenses	274,375
Total liabilities	19,776,489
Net assets	$5,498,606,810
Net assets consist of
Paid-in capital	$4,013,709,348
Total distributable earnings (loss)	1,484,897,462
Net assets	$5,498,606,810
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	36

STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($3,453,699,461 ÷ 123,133,737 shares)[1]	$28.05
Class C ($149,058,922 ÷ 5,323,576 shares)[1]	$28.00
Class I ($885,276,917 ÷ 31,599,918 shares)	$28.02
Class R2 ($8,425,588 ÷ 300,669 shares)	$28.02
Class R4 ($25,573,783 ÷ 906,676 shares)	$28.21
Class R5 ($1,959,186 ÷ 69,595 shares)	$28.15
Class R6 ($974,612,953 ÷ 34,726,572 shares)	$28.07
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$29.37

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
37	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-25 (unaudited)

Investment income
Interest	$54,362,879
Dividends	19,842,083
Securities lending	64,673
Less foreign taxes withheld	(301,195)
Total investment income	73,968,440
Expenses
Investment management fees	15,805,721
Distribution and service fees	6,100,422
Accounting and legal services fees	499,524
Transfer agent fees	2,613,784
Trustees’ fees	70,335
Custodian fees	369,273
State registration fees	118,945
Printing and postage	90,111
Professional fees	105,258
Other	108,491
Total expenses	25,881,864
Less expense reductions	(248,358)
Net expenses	25,633,506
Net investment income	48,334,934
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	307,502,564
Affiliated investments	21,008
Futures contracts	436,092
307,959,664
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(293,464,397)
Affiliated investments	(22,577)
(293,486,974)
Net realized and unrealized gain	14,472,690
Increase in net assets from operations	$62,807,624
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	38

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-25 (unaudited)	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$48,334,934	$82,112,697
Net realized gain	307,959,664	253,062,815
Change in net unrealized appreciation (depreciation)	(293,486,974)	645,685,102
Increase in net assets resulting from operations	62,807,624	980,860,614
Distributions to shareholders
From earnings
Class A	(102,919,390)	(48,589,337)
Class C	(4,196,031)	(1,438,796)
Class I	(28,421,917)	(15,269,989)
Class R2	(308,748)	(170,442)
Class R4	(790,533)	(434,561)
Class R5	(62,858)	(36,104)
Class R6	(30,443,917)	(16,708,100)
Total distributions	(167,143,394)	(82,647,329)
From fund share transactions	155,498,299	329,460,758
Total increase	51,162,529	1,227,674,043
Net assets
Beginning of period	5,447,444,281	4,219,770,238
End of period	$5,498,606,810	$5,447,444,281
39	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$28.56	$23.59	$22.25	$27.14	$22.51	$20.90
Net investment income[2]	0.23	0.42	0.36	0.30	0.25	0.27
Net realized and unrealized gain (loss) on investments	0.12	4.97	1.36	(4.40)	4.75	1.79
Total from investment operations	0.35	5.39	1.72	(4.10)	5.00	2.06
Less distributions
From net investment income	(0.23)	(0.42)	(0.38)	(0.34)	(0.30)	(0.30)
From net realized gain	(0.63)	—	—	(0.45)	(0.07)	(0.15)
Total distributions	(0.86)	(0.42)	(0.38)	(0.79)	(0.37)	(0.45)
Net asset value, end of period	$28.05	$28.56	$23.59	$22.25	$27.14	$22.51
Total return (%)[3,4]	1.15[5]	22.91	7.76	(15.46)	22.38	10.06
Ratios and supplemental data
Net assets, end of period (in millions)	$3,454	$3,409	$2,625	$2,396	$2,592	$1,618
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03[6]	1.04	1.05	1.04	1.04	1.08
Expenses including reductions	1.02[6]	1.03	1.04	1.03	1.03	1.07
Net investment income	1.64[6]	1.52	1.53	1.22	0.96	1.25
Portfolio turnover (%)	33	67	62	61	65	89

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	40

CLASS C SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$28.51	$23.54	$22.22	$27.09	$22.48	$20.86
Net investment income[2]	0.13	0.22	0.20	0.09	0.07	0.13
Net realized and unrealized gain (loss) on investments	0.11	4.98	1.34	(4.35)	4.74	1.79
Total from investment operations	0.24	5.20	1.54	(4.26)	4.81	1.92
Less distributions
From net investment income	(0.12)	(0.23)	(0.22)	(0.16)	(0.13)	(0.15)
From net realized gain	(0.63)	—	—	(0.45)	(0.07)	(0.15)
Total distributions	(0.75)	(0.23)	(0.22)	(0.61)	(0.20)	(0.30)
Net asset value, end of period	$28.00	$28.51	$23.54	$22.22	$27.09	$22.48
Total return (%)[3,4]	0.80[5]	22.03	7.02	(16.03)	21.48	9.34
Ratios and supplemental data
Net assets, end of period (in millions)	$149	$163	$163	$200	$314	$314
Ratios (as a percentage of average net assets):
Expenses before reductions	1.73[6]	1.74	1.75	1.74	1.74	1.78
Expenses including reductions	1.72[6]	1.73	1.74	1.73	1.73	1.77
Net investment income	0.93[6]	0.81	0.83	0.28	0.26	0.60
Portfolio turnover (%)	33	67	62	61	65	89

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
41	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$28.53	$23.56	$22.23	$27.11	$22.49	$20.88
Net investment income[2]	0.28	0.50	0.43	0.36	0.32	0.33
Net realized and unrealized gain (loss) on investments	0.11	4.97	1.35	(4.38)	4.75	1.80
Total from investment operations	0.39	5.47	1.78	(4.02)	5.07	2.13
Less distributions
From net investment income	(0.27)	(0.50)	(0.45)	(0.41)	(0.38)	(0.37)
From net realized gain	(0.63)	—	—	(0.45)	(0.07)	(0.15)
Total distributions	(0.90)	(0.50)	(0.45)	(0.86)	(0.45)	(0.52)
Net asset value, end of period	$28.02	$28.53	$23.56	$22.23	$27.11	$22.49
Total return (%)[3]	1.31[4]	23.30	8.04	(15.18)	22.71	10.41
Ratios and supplemental data
Net assets, end of period (in millions)	$885	$897	$692	$681	$874	$626
Ratios (as a percentage of average net assets):
Expenses before reductions	0.73[5]	0.74	0.75	0.74	0.74	0.78
Expenses including reductions	0.72[5]	0.73	0.74	0.73	0.73	0.77
Net investment income	1.93[5]	1.82	1.83	1.47	1.26	1.55
Portfolio turnover (%)	33	67	62	61	65	89

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	42

CLASS R2 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$28.53	$23.56	$22.22	$27.10	$22.47	$20.86
Net investment income[2]	0.22	0.39	0.35	0.27	0.22	0.25
Net realized and unrealized gain (loss) on investments	0.11	4.98	1.35	(4.39)	4.76	1.79
Total from investment operations	0.33	5.37	1.70	(4.12)	4.98	2.04
Less distributions
From net investment income	(0.21)	(0.40)	(0.36)	(0.31)	(0.28)	(0.28)
From net realized gain	(0.63)	—	—	(0.45)	(0.07)	(0.15)
Total distributions	(0.84)	(0.40)	(0.36)	(0.76)	(0.35)	(0.43)
Net asset value, end of period	$28.02	$28.53	$23.56	$22.22	$27.10	$22.47
Total return (%)[3]	1.11[4]	22.78	7.66	(15.49)	22.26	10.03
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$10	$10	$9	$11	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[5]	1.12	1.12	1.11	1.12	1.16
Expenses including reductions	1.09[5]	1.11	1.11	1.10	1.11	1.15
Net investment income	1.55[5]	1.43	1.46	1.11	0.88	1.18
Portfolio turnover (%)	33	67	62	61	65	89

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
43	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$28.71	$23.71	$22.37	$27.27	$22.62	$21.00
Net investment income[2]	0.26	0.46	0.40	0.32	0.29	0.28
Net realized and unrealized gain (loss) on investments	0.12	5.00	1.36	(4.40)	4.77	1.83
Total from investment operations	0.38	5.46	1.76	(4.08)	5.06	2.11
Less distributions
From net investment income	(0.25)	(0.46)	(0.42)	(0.37)	(0.34)	(0.34)
From net realized gain	(0.63)	—	—	(0.45)	(0.07)	(0.15)
Total distributions	(0.88)	(0.46)	(0.42)	(0.82)	(0.41)	(0.49)
Net asset value, end of period	$28.21	$28.71	$23.71	$22.37	$27.27	$22.62
Total return (%)[3]	1.26[4]	23.06	7.93	(15.29)	22.55	10.24
Ratios and supplemental data
Net assets, end of period (in millions)	$26	$26	$24	$23	$29	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97[5]	0.97	0.99	0.98	0.98	1.01
Expenses including reductions	0.86[5]	0.87	0.88	0.87	0.88	0.90
Net investment income	1.79[5]	1.68	1.69	1.29	1.12	1.33
Portfolio turnover (%)	33	67	62	61	65	89

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	44

CLASS R5 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$28.66	$23.67	$22.33	$27.23	$22.58	$20.96
Net investment income[2]	0.29	0.52	0.45	0.36	0.34	0.36
Net realized and unrealized gain (loss) on investments	0.11	4.99	1.35	(4.39)	4.77	1.79
Total from investment operations	0.40	5.51	1.80	(4.03)	5.11	2.15
Less distributions
From net investment income	(0.28)	(0.52)	(0.46)	(0.42)	(0.39)	(0.38)
From net realized gain	(0.63)	—	—	(0.45)	(0.07)	(0.15)
Total distributions	(0.91)	(0.52)	(0.46)	(0.87)	(0.46)	(0.53)
Net asset value, end of period	$28.15	$28.66	$23.67	$22.33	$27.23	$22.58
Total return (%)[3]	1.33[4]	23.34	8.11	(15.14)	22.83	10.48
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$2	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67[5]	0.67	0.69	0.68	0.68	0.71
Expenses including reductions	0.66[5]	0.67	0.68	0.67	0.67	0.70
Net investment income	1.99[5]	1.88	1.89	1.48	1.32	1.65
Portfolio turnover (%)	33	67	62	61	65	89

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
45	JOHN HANCOCK Balanced Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$28.58	$23.60	$22.26	$27.15	$22.52	$20.91
Net investment income[2]	0.29	0.53	0.46	0.40	0.35	0.35
Net realized and unrealized gain (loss) on investments	0.12	4.98	1.36	(4.40)	4.76	1.80
Total from investment operations	0.41	5.51	1.82	(4.00)	5.11	2.15
Less distributions
From net investment income	(0.29)	(0.53)	(0.48)	(0.44)	(0.41)	(0.39)
From net realized gain	(0.63)	—	—	(0.45)	(0.07)	(0.15)
Total distributions	(0.92)	(0.53)	(0.48)	(0.89)	(0.48)	(0.54)
Net asset value, end of period	$28.07	$28.58	$23.60	$22.26	$27.15	$22.52
Total return (%)[3]	1.36[4]	23.43	8.19	(15.10)	22.86	10.52
Ratios and supplemental data
Net assets, end of period (in millions)	$975	$940	$704	$623	$645	$366
Ratios (as a percentage of average net assets):
Expenses before reductions	0.62[5]	0.63	0.64	0.63	0.64	0.66
Expenses including reductions	0.61[5]	0.62	0.63	0.62	0.63	0.65
Net investment income	2.05[5]	1.93	1.94	1.66	1.37	1.67
Portfolio turnover (%)	33	67	62	61	65	89

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Balanced Fund	46

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Balanced Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek current income, long-term growth of capital and income and preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot
47	JOHN HANCOCK Balanced Fund |

be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2025, by major security category or type:
	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$3,273,022,617	$3,101,997,559	$171,025,058	—
Preferred securities	865,856	865,856	—	—
U.S. Government and Agency obligations	1,225,965,796	—	1,225,965,796	—
Corporate bonds	789,326,437	—	789,326,437	—
Municipal bonds	932,340	—	932,340	—
Term loans	6,668,389	—	6,668,389	—
Collateralized mortgage obligations	73,261,922	—	73,261,922	—
Asset-backed securities	99,902,792	—	99,902,792	—
Short-term investments	14,324,342	14,324,342	—	—
Total investments in securities	$5,484,270,491	$3,117,187,757	$2,367,082,734	—
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly
| JOHN HANCOCK Balanced Fund	48

than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation
49	JOHN HANCOCK Balanced Fund |

from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2025, the fund loaned securities valued at $13,843,890 and received $14,324,405 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2025 were $16,875.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
| JOHN HANCOCK Balanced Fund	50

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as
51	JOHN HANCOCK Balanced Fund |

Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2025, the fund used futures contracts to manage against changes in interest rates. The fund held futures contracts with USD notional values ranging up to $32.6 million, as measured at each quarter end. There were no open futures contracts as of April 30, 2025.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2025:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$436,092
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $2 billion of the fund’s average daily net assets and (b) 0.550% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
| JOHN HANCOCK Balanced Fund	52

For the six months ended April 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$147,478
Class C	6,723
Class I	38,454
Class R2	424
Class	Expense reduction
Class R4	$1,106
Class R5	84
Class R6	40,997
Total	$235,266

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2025, were equivalent to a net annual effective rate of 0.56% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $13,092 for Class R4 shares for the six months ended April 30, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $964,230 for the six months ended April 30, 2025. Of this amount, $107,217 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $857,013 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2025, CDSCs received by the Distributor amounted to $127,009 and $6,187 for Class A and Class C shares, respectively.
53	JOHN HANCOCK Balanced Fund |

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$5,234,794	$1,982,242
Class C	795,348	90,271
Class I	—	516,682
Class R2	24,163	243
Class R4	45,621	637
Class R5	496	48
Class R6	—	23,661
Total	$6,100,422	$2,613,784
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$13,500,000	2	4.815%	$3,611
| JOHN HANCOCK Balanced Fund	54

Note 6—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2025 and for the year ended October 31, 2024 were as follows:
	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	13,429,945	$387,668,900	31,922,812	$877,086,153
Distributions reinvested	3,531,871	101,345,867	1,713,413	47,722,790
Repurchased	(13,192,351)	(378,737,238)	(25,533,964)	(700,712,771)
Net increase	3,769,465	$110,277,529	8,102,261	$224,096,172
Class C shares
Sold	382,896	$11,018,072	853,830	$23,510,039
Distributions reinvested	141,653	4,061,644	50,560	1,395,591
Repurchased	(909,088)	(26,044,469)	(2,105,059)	(57,560,999)
Net decrease	(384,539)	$(10,964,753)	(1,200,669)	$(32,655,369)
Class I shares
Sold	2,739,519	$78,961,737	7,673,389	$211,448,126
Distributions reinvested	897,459	25,713,889	495,595	13,796,149
Repurchased	(3,495,280)	(99,322,013)	(6,064,927)	(166,111,602)
Net increase	141,698	$5,353,613	2,104,057	$59,132,673
Class R2 shares
Sold	33,171	$955,933	86,255	$2,367,900
Distributions reinvested	9,613	275,654	5,581	155,089
Repurchased	(105,223)	(2,960,058)	(166,318)	(4,619,591)
Net decrease	(62,439)	$(1,728,471)	(74,482)	$(2,096,602)
Class R4 shares
Sold	45,044	$1,302,972	87,050	$2,426,570
Distributions reinvested	27,398	790,533	15,529	434,425
Repurchased	(76,714)	(2,224,993)	(211,697)	(5,704,652)
Net decrease	(4,272)	$(131,488)	(109,118)	$(2,843,657)
Class R5 shares
Sold	899	$26,538	1,648	$45,247
Distributions reinvested	2,184	62,858	1,293	36,104
Repurchased	(2,608)	(74,644)	(34,350)	(877,898)
Net increase (decrease)	475	$14,752	(31,409)	$(796,547)
55	JOHN HANCOCK Balanced Fund |

	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	4,392,453	$126,489,122	9,232,080	$253,190,977
Distributions reinvested	1,051,893	30,189,886	594,165	16,573,573
Repurchased	(3,615,939)	(104,001,891)	(6,739,889)	(185,140,462)
Net increase	1,828,407	$52,677,117	3,086,356	$84,624,088
Total net increase	5,288,795	$155,498,299	11,876,996	$329,460,758
Affiliates of the fund owned 1% of shares of Class R6 on April 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $1,078,107,453 and $975,952,701, respectively, for the six months ended April 30, 2025. Purchases and sales of U.S. Treasury obligations aggregated $849,774,194 and $885,849,575, respectively, for the six months ended April 30, 2025.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,431,976	$63,191,401	$243,328,441	$(292,193,931)	$21,008	$(22,577)	$64,673	—	$14,324,342

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Balanced Fund	56

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Balanced Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4443134	36SA 4/25
6/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Diversified Macro Fund
Alternative
April 30, 2025

John Hancock
Diversified Macro Fund

2	Consolidated Fund’s investments
6	Consolidated financial statements
9	Consolidated financial highlights
14	Notes to consolidated financial statements
1	JOHN HANCOCK DIVERSIFIED MACRO FUND |

Consolidated Fund’s investments
AS OF 4-30-25 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 81.0%				$1,112,031,750
(Cost $1,112,042,970)
U.S. Government 81.0%				1,112,031,750
U.S. Treasury Bill	4.192	05-22-25	150,000,000	149,628,755
U.S. Treasury Bill	4.197	05-15-25	150,500,000	150,253,305
U.S. Treasury Bill	4.200	06-12-25	150,000,000	149,259,417
U.S. Treasury Bill	4.201	05-08-25	150,000,000	149,877,354
U.S. Treasury Bill	4.205	06-20-25	78,000,000	77,543,375
U.S. Treasury Bill	4.206	05-01-25	161,500,000	161,499,999
U.S. Treasury Bill	4.216	06-05-25	154,000,000	153,366,675
U.S. Treasury Bill	4.230	05-29-25	121,000,000	120,602,870

Total investments (Cost $1,112,042,970) 81.0%	$1,112,031,750
Other assets and liabilities, net 19.0%	261,309,796
Total net assets 100.0%	$1,373,341,546

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED MACRO FUND	2

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Japanese Government Bond Futures	68	Long	Jun 2025	$65,468,902	$67,001,259	$1,532,357
10-Year U.S. Treasury Note Futures	803	Long	Jun 2025	88,947,593	90,287,313	1,339,720
30-Year U.S. Treasury Bond Futures	603	Long	Jun 2025	69,424,394	70,381,406	957,012
3-Month EURIBOR Futures	2,985	Long	Jun 2026	829,032,547	831,482,092	2,449,545
3-Month SONIA Index Futures	201	Long	Sep 2026	64,706,620	64,731,129	24,509
Australian 10-Year Bond Futures	1,506	Long	Jun 2025	108,153,361	111,080,330	2,926,969
CAC40 Index Futures	100	Long	May 2025	8,147,969	8,564,907	416,938
Canadian 10-Year Bond Futures	1,242	Long	Jun 2025	110,932,743	111,416,031	483,288
Cocoa Futures	27	Long	Jul 2025	2,095,348	2,327,723	232,375
Coffee ’C’ Futures	18	Long	Jul 2025	2,308,074	2,695,275	387,201
Corn Futures	1,196	Long	Jul 2025	29,269,912	28,419,950	(849,962)
DAX Index Futures	100	Long	Jun 2025	62,590,857	64,374,157	1,783,300
Electrolytic Copper Futures	201	Long	Jun 2025	47,643,232	45,942,419	(1,700,813)
Euro STOXX 50 Index Futures	447	Long	Jun 2025	25,458,595	25,977,479	518,884
Euro-BOBL Futures	1,917	Long	Jun 2025	258,532,398	260,014,285	1,481,887
Euro-Bund Futures	1,945	Long	Jun 2025	289,237,214	290,693,474	1,456,260
Euro-Schatz Futures	3,588	Long	Jun 2025	435,650,231	437,337,419	1,687,188
FTSE 100 Index Futures	37	Long	Jun 2025	4,195,014	4,184,665	(10,349)
Gasoline RBOB Futures	237	Long	Jun 2025	20,134,079	20,056,315	(77,764)
Hang Seng Index Futures	411	Long	May 2025	58,381,205	58,455,324	74,119
Long Gilt Futures	593	Long	Jun 2025	72,882,145	74,057,825	1,175,680
Nasdaq 100 E-Mini Index Futures	82	Long	Jun 2025	31,557,683	32,239,940	682,257
Natural Gas Futures	192	Long	May 2025	6,404,864	6,418,560	13,696
Nikkei 225 Index Futures	64	Long	Jun 2025	16,091,967	16,181,284	89,317
NY Harbor ULSD Futures	265	Long	Jun 2025	22,834,074	22,272,243	(561,831)
Primary Aluminum Futures	237	Long	Jun 2025	15,520,129	14,218,045	(1,302,084)
SGX Japanese Government Bond Futures	14	Long	Jun 2025	1,354,853	1,379,634	24,781
Silver Futures	55	Long	Jul 2025	9,193,238	9,007,625	(185,613)
Sugar No. 11 (World) Futures	739	Long	Jul 2025	14,919,214	14,269,203	(650,011)
U.S. Dollar Index Futures	91	Long	Jun 2025	9,357,190	9,045,400	(311,790)
Zinc Futures	146	Long	Jun 2025	10,410,468	9,417,402	(993,066)
2-Year U.S. Treasury Note Futures	2,063	Short	Jul 2025	(428,053,660)	(429,619,750)	(1,566,090)
3-Month SOFR Index Futures	1,260	Short	Sep 2026	(303,860,698)	(305,707,500)	(1,846,802)
5-Year U.S. Treasury Note Futures	1,096	Short	Jul 2025	(118,933,517)	(119,875,000)	(941,483)
Brent Crude Futures	146	Short	Jun 2025	(9,196,887)	(8,907,460)	289,427
Cotton No. 2 Futures	155	Short	Jul 2025	(5,165,821)	(5,121,975)	43,846
Dow Jones Industrial Average E-Mini Index Futures	73	Short	Jun 2025	(15,469,074)	(14,881,050)	588,024
Gas Oil Futures	146	Short	Jun 2025	(8,968,472)	(8,544,650)	423,822
Gold 100 Oz Futures	9	Short	Jun 2025	(2,912,284)	(2,976,120)	(63,836)
3	JOHN HANCOCK DIVERSIFIED MACRO FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Hard Red Winter Wheat Futures	420	Short	Jul 2025	$(12,962,351)	$(11,172,000)	$1,790,351
Russell 2000 E-Mini Index Futures	100	Short	Jun 2025	(10,481,758)	(9,849,000)	632,758
S&P 500 E-Mini Index Futures	9	Short	Jun 2025	(2,579,136)	(2,514,150)	64,986
Soybean Futures	703	Short	Jul 2025	(36,882,852)	(36,696,600)	186,252
Soybean Meal Futures	356	Short	Jul 2025	(10,772,923)	(10,587,440)	185,483
Soybean Oil Futures	274	Short	Jul 2025	(7,929,216)	(8,050,668)	(121,452)
TOPIX Index Futures	46	Short	Jun 2025	(8,466,869)	(8,580,361)	(113,492)
Wheat Futures	603	Short	Jul 2025	(16,911,990)	(16,032,263)	879,727
WTI Crude Oil Futures	64	Short	May 2025	(3,857,852)	(3,722,240)	135,612
						$13,661,133
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	60,941,000	USD	38,084,497	BOA	6/18/2025	$971,919	—
CAD	102,602,000	USD	73,100,391	BOA	6/18/2025	1,507,974	—
CHF	251,397,000	USD	307,011,002	BOA	6/18/2025	—	$(599,813)
EUR	443,636,000	USD	489,815,913	BOA	6/18/2025	14,278,803	—
GBP	62,714,000	USD	81,068,922	BOA	6/18/2025	2,524,853	—
JPY	16,319,968,000	USD	112,908,784	BOA	6/18/2025	1,850,473	—
MXN	465,528,000	USD	22,785,652	BOA	6/18/2025	797,549	—
NZD	88,493,000	USD	51,161,102	BOA	6/18/2025	1,481,062	—
USD	211,361,759	AUD	332,656,000	BOA	6/18/2025	—	(1,833,810)
USD	259,462,280	CAD	370,349,000	BOA	6/18/2025	—	(9,841,762)
USD	204,339,336	CHF	178,669,000	BOA	6/18/2025	—	(13,428,501)
USD	506,988,837	EUR	466,073,000	BOA	6/18/2025	—	(22,600,591)
USD	56,962,896	GBP	44,052,000	BOA	6/18/2025	—	(1,755,620)
USD	99,615,952	JPY	14,691,464,000	BOA	6/18/2025	—	(3,691,940)
USD	15,123,742	MXN	311,372,000	BOA	6/18/2025	—	(650,064)
USD	85,489,053	NZD	149,810,000	BOA	6/18/2025	—	(3,628,985)
						$23,412,633	$(58,031,086)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED MACRO FUND	4

USD	U.S. Dollar

Derivatives Abbreviations
BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
WTI	West Texas Intermediate
At 4-30-25, the aggregate cost of investments for federal income tax purposes was $1,129,236,249. Net unrealized depreciation aggregated to $38,161,819, of which $13,661,133 related to gross unrealized appreciation and $51,822,952 related to gross unrealized depreciation.
See Notes to consolidated financial statements regarding investment transactions and other derivatives information.
5	JOHN HANCOCK DIVERSIFIED MACRO FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,112,042,970)	$1,112,031,750
Unrealized appreciation on forward foreign currency contracts	23,412,633
Cash	345,754,557
Collateral held at broker for futures contracts	64,760,893
Collateral segregated at custodian for OTC derivative contracts	43,660,000
Interest receivable	465,040
Receivable for fund shares sold	2,276,719
Other assets	121,389
Total assets	1,592,482,981
Liabilities
Unrealized depreciation on forward foreign currency contracts	58,031,086
Payable for futures variation margin	4,995,985
Payable for investments purchased	149,895,703
Payable for fund shares repurchased	5,936,316
Payable to affiliates
Accounting and legal services fees	39,256
Transfer agent fees	86,799
Trustees’ fees	929
Other liabilities and accrued expenses	155,361
Total liabilities	219,141,435
Net assets	$1,373,341,546
Net assets consist of
Paid-in capital	$1,547,465,624
Total distributable earnings (loss)	(174,124,078)
Net assets	$1,373,341,546

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($17,672,045 ÷ 2,089,636 shares)[1]	$8.46
Class C ($1,435,881 ÷ 171,850 shares)[1]	$8.36
Class I ($833,135,029 ÷ 98,260,983 shares)	$8.48
Class R6 ($57,816,621 ÷ 6,812,030 shares)	$8.49
Class NAV ($463,281,970 ÷ 54,636,791 shares)	$8.48
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$8.91

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Macro Fund	6

CONSOLIDATED STATEMENT OF OPERATIONS For the six months ended 4-30-25 (unaudited)

Investment income
Interest	$29,628,543
Expenses
Investment management fees	9,974,804
Distribution and service fees	27,143
Accounting and legal services fees	148,310
Transfer agent fees	628,178
Trustees’ fees	24,480
Custodian fees	150,937
State registration fees	87,454
Printing and postage	64,960
Professional fees	74,453
Other	34,215
Total expenses	11,214,934
Less expense reductions	(71,594)
Net expenses	11,143,340
Net investment income	18,485,203
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(1,946,887)
Futures contracts	(61,824,370)
Forward foreign currency contracts	12,837,366
(50,933,891)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(588,201)
Futures contracts	14,373,491
Forward foreign currency contracts	(36,335,660)
(22,550,370)
Net realized and unrealized loss	(73,484,261)
Decrease in net assets from operations	$(54,999,058)
7	JOHN HANCOCK Diversified Macro Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-25 (unaudited)	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$18,485,203	$50,262,961
Net realized loss	(50,933,891)	(152,782,734)
Change in net unrealized appreciation (depreciation)	(22,550,370)	(15,269,530)
Decrease in net assets resulting from operations	(54,999,058)	(117,789,303)
Distributions to shareholders
From earnings
Class A	(24,699)	(5,860,184)
Class C	—	(26,950)
Class I	(4,870,285)	(27,426,577)
Class R6	(1,188,017)	(9,418,055)
Class NAV	(1,937,720)	(7,909,103)
Total distributions	(8,020,721)	(50,640,869)
From fund share transactions	(421,267,060)	651,820,746
Total increase (decrease)	(484,286,839)	483,390,574
Net assets
Beginning of period	1,857,628,385	1,374,237,811
End of period	$1,373,341,546	$1,857,628,385
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Macro Fund	8

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS A SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$8.82	$9.62	$10.68	$9.36	$9.31	$10.22
Net investment income (loss)[2]	0.08	0.27	0.24	(0.06)	(0.16)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.42)	(0.74)	(0.32)	1.66	0.38	(0.42)
Total from investment operations	(0.34)	(0.47)	(0.08)	1.60	0.22	(0.54)
Less distributions
From net investment income	(0.02)	(0.12)	(0.98)	(0.28)	(0.17)	—
From net realized gain	—	(0.21)	—	—	—	(0.37)
Total distributions	(0.02)	(0.33)	(0.98)	(0.28)	(0.17)	(0.37)
Net asset value, end of period	$8.46	$8.82	$9.62	$10.68	$9.36	$9.31
Total return (%)[3,4]	(4.37)[5]	(4.95)	(0.11)	17.74	2.41	(5.49)
Ratios and supplemental data
Net assets, end of period (in millions)	$18	$14	$174	$13	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.61[7]	1.62	1.65	1.65	1.67	1.84
Expenses including reductions	1.60[7]	1.61	1.64	1.64	1.66	1.71
Net investment income (loss)	1.91[7]	2.81	2.60	(0.60)	(1.66)	(1.29)
Portfolio turnover (%)	0[8]	0[8]	0[8]	0[8]	0[8]	0[8]

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
9	JOHN HANCOCK Diversified Macro Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS C SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$8.73	$9.52	$10.58	$9.27	$9.22	$10.20
Net investment income (loss)[2]	0.05	0.19	0.08	(0.13)	(0.22)	(0.18)
Net realized and unrealized gain (loss) on investments	(0.42)	(0.72)	(0.23)	1.65	0.37	(0.43)
Total from investment operations	(0.37)	(0.53)	(0.15)	1.52	0.15	(0.61)
Less distributions
From net investment income	—	(0.05)	(0.91)	(0.21)	(0.10)	—
From net realized gain	—	(0.21)	—	—	—	(0.37)
Total distributions	—	(0.26)	(0.91)	(0.21)	(0.10)	(0.37)
Net asset value, end of period	$8.36	$8.73	$9.52	$10.58	$9.27	$9.22
Total return (%)[3,4]	(4.70)[5]	(5.64)	(0.94)	16.87	1.67	(6.22)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$1	$3	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.36[7]	2.36	2.40	2.40	2.42	2.59
Expenses including reductions	2.35[7]	2.36	2.39	2.39	2.41	2.46
Net investment income (loss)	1.15[7]	2.03	0.81	(1.24)	(2.41)	(1.93)
Portfolio turnover (%)	0[8]	0[8]	0[8]	0[8]	0[8]	0[8]

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Macro Fund	10

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS I SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$8.85	$9.66	$10.72	$9.39	$9.35	$10.23
Net investment income (loss)[2]	0.10	0.29	0.22	(0.04)	(0.13)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.43)	(0.75)	(0.27)	1.68	0.37	(0.41)
Total from investment operations	(0.33)	(0.46)	(0.05)	1.64	0.24	(0.51)
Less distributions
From net investment income	(0.04)	(0.14)	(1.01)	(0.31)	(0.20)	—
From net realized gain	—	(0.21)	—	—	—	(0.37)
Total distributions	(0.04)	(0.35)	(1.01)	(0.31)	(0.20)	(0.37)
Net asset value, end of period	$8.48	$8.85	$9.66	$10.72	$9.39	$9.35
Total return (%)[3]	(4.11)[4]	(4.79)	0.17	18.08	2.59	(5.18)
Ratios and supplemental data
Net assets, end of period (in millions)	$833	$1,245	$749	$343	$37	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36[5]	1.37	1.40	1.40	1.42	1.59
Expenses including reductions	1.35[5]	1.36	1.39	1.39	1.41	1.46
Net investment income (loss)	2.15[5]	3.01	2.33	(0.42)	(1.41)	(1.09)
Portfolio turnover (%)	0[6]	0[6]	0[6]	0[6]	0[6]	0[6]

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
11	JOHN HANCOCK Diversified Macro Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS R6 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$8.87	$9.67	$10.74	$9.41	$9.36	$10.23
Net investment income (loss)[2]	0.10	0.30	0.21	(0.07)	(0.12)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.43)	(0.74)	(0.26)	1.72	0.37	(0.40)
Total from investment operations	(0.33)	(0.44)	(0.05)	1.65	0.25	(0.50)
Less distributions
From net investment income	(0.05)	(0.15)	(1.02)	(0.32)	(0.20)	—
From net realized gain	—	(0.21)	—	—	—	(0.37)
Total distributions	(0.05)	(0.36)	(1.02)	(0.32)	(0.20)	(0.37)
Net asset value, end of period	$8.49	$8.87	$9.67	$10.74	$9.41	$9.36
Total return (%)[3]	(4.22)[4]	(4.57)	0.20	18.18	2.77	(5.09)
Ratios and supplemental data
Net assets, end of period (in millions)	$58	$253	$255	$207	$169	$29
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[5]	1.25	1.29	1.29	1.31	1.48
Expenses including reductions	1.25[5]	1.25	1.28	1.28	1.30	1.34
Net investment income (loss)	2.24[5]	3.14	2.28	(0.72)	(1.30)	(1.09)
Portfolio turnover (%)	0[6]	0[6]	0[6]	0[6]	0[6]	0[6]

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Macro Fund	12

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS NAV SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$8.86	$9.66	$10.73	$9.40	$9.36	$10.23
Net investment income (loss)[2]	0.10	0.29	0.21	(0.08)	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.43)	(0.73)	(0.26)	1.73	0.37	(0.43)
Total from investment operations	(0.33)	(0.44)	(0.05)	1.65	0.25	(0.50)
Less distributions
From net investment income	(0.05)	(0.15)	(1.02)	(0.32)	(0.21)	—
From net realized gain	—	(0.21)	—	—	—	(0.37)
Total distributions	(0.05)	(0.36)	(1.02)	(0.32)	(0.21)	(0.37)
Net asset value, end of period	$8.48	$8.86	$9.66	$10.73	$9.40	$9.36
Total return (%)[3]	(4.10)[4]	(4.67)	0.30	18.21	2.69	(5.09)
Ratios and supplemental data
Net assets, end of period (in millions)	$463	$343	$195	$193	$305	$195
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[5]	1.25	1.28	1.28	1.30	1.46
Expenses including reductions	1.24[5]	1.24	1.27	1.27	1.29	1.33
Net investment income (loss)	2.27[5]	3.12	2.26	(0.81)	(1.29)	(0.76)
Portfolio turnover (%)	0[6]	0[6]	0[6]	0[6]	0[6]	0[6]

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
13	JOHN HANCOCK Diversified Macro Fund |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Notes to consolidated financial statements (unaudited)
Note 1—Organization
John Hancock Diversified Macro Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P. (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of April 30, 2025, the net assets of the subsidiary were $137,489,254 representing 10.0% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker
| JOHN HANCOCK Diversified Macro Fund	14

supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of April 30, 2025, by major security category or type:
	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Short-term investments	$1,112,031,750	—	$1,112,031,750	—
Total investments in securities	$1,112,031,750	—	$1,112,031,750	—
Derivatives:
Assets
Futures	$24,957,571	$24,883,452	$74,119	—
Forward foreign currency contracts	23,412,633	—	23,412,633	—
Liabilities
Futures	(11,296,438)	(11,296,438)	—	—
Forward foreign currency contracts	(58,031,086)	—	(58,031,086)	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a
15	JOHN HANCOCK Diversified Macro Fund |

non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Consolidated statement of operations. For the six months ended April 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2025 were $4,351.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2024, the fund has a short-term capital loss carryforward of $43,706,381 and a long-term capital loss carryforward of $78,494,819 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
| JOHN HANCOCK Diversified Macro Fund	16

As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to controlled foreign corporation, foreign currency transactions, and derivative transactions.
The subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. Therefore, the fund is required to increase its taxable income by its share of the subsidiary’s net taxable income. Net income and realized gains from investments held by the subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the subsidiary in any taxable year, the loss will generally not be available to offset the fund’s ordinary income and/or capital gains for that year.
Note 3—Derivative instruments
The fund or its subsidiary may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. Due to the fund’s use of derivative instruments, a significant portion of the fund’s assets may be invested directly or indirectly in money market instruments and cash and cash equivalents for use as margin or collateral for these derivative instruments. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
17	JOHN HANCOCK Diversified Macro Fund |

As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Consolidated Fund’s investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund or the subsidiary is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund or the subsidiary, if any, is detailed in the Consolidated statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Consolidated Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Consolidated statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2025, the fund or the subsidiary used futures contracts to implement its investment strategy. The fund and its subsidiary held futures contracts with USD notional values ranging from $3.8 billion to $5.8 billion, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
| JOHN HANCOCK Diversified Macro Fund	18

During the six months ended April 30, 2025, the fund used forward foreign currency contracts to implement its investment strategy. The fund held forward foreign currency contracts with USD notional values ranging from $1.9 billion to $3.6 billion, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at April 30, 2025 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$15,539,196	$(4,354,375)
Currency	Receivable/payable for futures variation margin[1]	Futures	—	(311,790)
Commodity	Receivable/payable for futures variation margin[1]	Futures	4,567,792	(6,506,432)
Equity	Receivable/payable for futures variation margin[1]	Futures	4,850,583	(123,841)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	23,412,633	(58,031,086)
			$48,370,204	$(69,327,524)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Consolidated Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Consolidated statement of assets and liabilities.
For financial reporting purposes, the fund and its subsidiary do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Consolidated statement  of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$23,412,633	$(58,031,086)
Totals	$23,412,633	$(58,031,086)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
Bank of America, N.A.	$23,412,633	$(58,031,086)	$(34,618,453)	—	$34,618,453	—
[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
19	JOHN HANCOCK Diversified Macro Fund |

Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2025:
	Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(50,170,234)	—	$(50,170,234)
Currency	1,575,789	$12,837,366	14,413,155
Commodity	(27,483,760)	—	(27,483,760)
Equity	14,253,835	—	14,253,835
Total	$(61,824,370)	$12,837,366	$(48,987,004)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2025:
	Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$33,701,930	—	$33,701,930
Currency	(1,116,427)	$(36,335,660)	(37,452,087)
Commodity	(22,871,229)	—	(22,871,229)
Equity	4,659,217	—	4,659,217
Total	$14,373,491	$(36,335,660)	$(21,962,169)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.200% of the first $1 billion of the fund’s average daily net assets and (b) 1.150% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with the subadvisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor provides investment management and other services to the subsidiary. The Advisor does not receive separate compensation from the subsidiary for providing investment management or administrative services. However, the fund pays the Advisor based on the fund’s net assets, which include the assets of the subsidiary.
| JOHN HANCOCK Diversified Macro Fund	20

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund and its subsidiary exceeded 1.33% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes; brokerage commissions; interest expense; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; class-specific expenses; borrowing costs; prime brokerage fees; acquired fund fees and expenses paid indirectly; and short dividend expense. This agreement expired on February 28, 2025.
For the six months ended April 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$655
Class C	65
Class I	45,910
Class	Expense reduction
Class R6	$8,939
Class NAV	16,025
Total	$71,594

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2025, were equivalent to a net annual effective rate of 1.17% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,188 for the six months ended April 30, 2025. Of this amount, $242 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,946 was paid as sales commissions to broker-dealers.
21	JOHN HANCOCK Diversified Macro Fund |

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2025, CDSCs received by the Distributor amounted to $39 and $44 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$19,416	$8,502
Class C	7,727	877
Class I	—	613,697
Class R6	—	5,102
Total	$27,143	$628,178
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2025 and for the year ended October 31, 2024 were as follows:
	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,105,549	$10,020,425	4,105,075	$40,207,036
Distributions reinvested	2,516	22,569	648,330	5,828,487
Repurchased	(629,266)	(5,635,235)	(21,192,552)	(193,555,343)
Net increase (decrease)	478,799	$4,407,759	(16,439,147)	$(147,519,820)
| JOHN HANCOCK Diversified Macro Fund	22

	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class C shares
Sold	7,721	$69,675	175,221	$1,663,413
Distributions reinvested	—	—	1,828	16,378
Repurchased	(15,380)	(137,928)	(81,379)	(732,732)
Net increase (decrease)	(7,659)	$(68,253)	95,670	$947,059
Class I shares
Sold	27,402,754	$248,234,672	95,580,667	$903,420,413
Distributions reinvested	434,804	3,908,888	2,339,404	21,078,027
Repurchased	(70,245,843)	(634,833,271)	(34,806,898)	(326,282,966)
Net increase (decrease)	(42,408,285)	$(382,689,711)	63,113,173	$598,215,474
Class R6 shares
Sold	4,232,642	$38,489,517	7,864,072	$75,600,257
Distributions reinvested	131,757	1,184,500	1,040,733	9,377,004
Repurchased	(26,140,092)	(226,082,201)	(6,731,252)	(63,864,481)
Net increase (decrease)	(21,775,693)	$(186,408,184)	2,173,553	$21,112,780
Class NAV shares
Sold	18,543,969	$167,801,774	21,891,568	$212,661,502
Distributions reinvested	215,782	1,937,720	878,789	7,909,103
Repurchased	(2,875,562)	(26,248,165)	(4,238,561)	(41,505,352)
Net increase	15,884,189	$143,491,329	18,531,796	$179,065,253
Total net increase (decrease)	(47,828,649)	$(421,267,060)	67,475,045	$651,820,746
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
There were no purchases and sales of securities, other than short-term investments, for the six months ended April 30, 2025.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2025, funds within the John Hancock group of funds complex held 33.7% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	8.8%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	8.5%
John Hancock Funds II Alternative Asset Allocation Fund	5.1%
23	JOHN HANCOCK Diversified Macro Fund |

Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Consolidated statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Consolidated statement of operations, which includes “Increase (decrease) in net assets from operations”, Consolidated statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Consolidated financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Diversified Macro Fund	24

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Diversified Macro Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4443124	473SA 4/25
6/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Disciplined Value International Fund
International equity
April 30, 2025

John Hancock
Disciplined Value International Fund

2	Fund’s investments
6	Financial statements
10	Financial highlights
17	Notes to financial statements
1	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |

Fund’s investments
AS OF 4-30-25 (unaudited)
	Shares	Value
Common stocks 95.3%		$4,621,374,617
(Cost $4,233,178,906)
Austria 0.6%		30,042,858
ANDRITZ AG	418,077	30,042,858
Bermuda 4.2%		205,643,282
Everest Group, Ltd.	165,244	59,294,505
Hiscox, Ltd.	7,925,723	116,647,515
RenaissanceRe Holdings, Ltd.	122,768	29,701,262
Canada 5.6%		270,292,519
Allied Gold Corp. (A)	7,543,846	30,370,191
Cenovus Energy, Inc.	5,016,950	59,063,614
Hammond Power Solutions, Inc. (B)	161,804	10,774,414
Kinross Gold Corp.	1,134,252	16,743,093
MEG Energy Corp.	3,529,199	49,510,162
Sandstorm Gold, Ltd.	3,858,605	33,559,172
Teck Resources, Ltd., Class B	2,067,808	70,271,873
China 2.3%		110,800,207
Alibaba Group Holding, Ltd.	7,421,300	110,800,207
Denmark 1.1%		54,808,691
Danske Bank A/S	1,562,055	54,808,691
Finland 1.7%		82,352,604
Nordea Bank ABP	6,001,171	82,352,604
France 11.6%		564,040,220
Alten SA	318,651	27,009,891
BNP Paribas SA	304,169	25,772,051
Bureau Veritas SA	2,133,322	67,718,081
Capgemini SE	516,196	82,411,824
Eiffage SA	280,888	38,221,158
Eurazeo SE	431,939	31,583,153
Ipsen SA	232,031	26,985,890
Rexel SA	651,015	18,087,537
Sanofi SA	572,497	62,626,423
SPIE SA	1,724,739	84,533,758
Vallourec SACA (A)	5,361,247	99,090,454
Germany 1.9%		92,139,960
Evonik Industries AG	1,054,770	23,703,657
Infineon Technologies AG	641,556	21,250,265
Siemens AG	204,924	47,186,038
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	2

	Shares	Value
Hong Kong 2.4%		$116,636,734
CK Hutchison Holdings, Ltd.	3,787,000	21,355,187
Prudential PLC	8,961,165	95,281,547
Ireland 2.1%		101,411,865
AIB Group PLC	5,334,091	35,850,708
Kerry Group PLC, Class A	619,310	65,561,157
Italy 4.0%		192,905,914
Enel SpA	10,691,042	92,680,262
Iveco Group NV (B)	2,758,366	44,067,856
Saipem SpA (B)	24,311,079	56,157,796
Japan 15.0%		725,501,211
Asahi Group Holdings, Ltd.	3,663,800	50,642,102
Fuji Electric Company, Ltd.	1,398,500	62,186,715
Hitachi, Ltd.	1,567,300	38,736,623
IHI Corp.	365,900	28,661,731
Kyocera Corp.	2,409,000	28,550,812
Mitsubishi Chemical Group Corp.	7,426,300	36,103,371
Mitsubishi Electric Corp.	4,395,300	85,028,810
Mitsubishi UFJ Financial Group, Inc.	825,800	10,404,354
Renesas Electronics Corp.	2,770,100	32,507,838
Sony Group Corp.	2,588,500	68,291,837
Sugi Holdings Company, Ltd.	2,250,200	47,267,315
Sumitomo Mitsui Financial Group, Inc.	2,119,600	50,567,750
Suzuken Company, Ltd.	1,127,000	40,715,842
Suzuki Motor Corp.	4,846,500	58,078,795
Tokyo Electron, Ltd.	251,600	37,462,817
Toyo Suisan Kaisha, Ltd.	408,900	26,433,649
Toyo Tire Corp.	1,276,200	23,860,850
Luxembourg 1.0%		46,649,517
Millicom International Cellular SA	1,350,594	46,649,517
Netherlands 5.2%		249,664,831
Euronext NV (C)	531,885	88,902,978
Heineken NV	1,260,220	112,808,675
Prosus NV (A)	1,022,793	47,953,178
Norway 0.7%		36,265,842
Norsk Hydro ASA	6,836,917	36,265,842
South Korea 7.4%		358,066,937
KB Financial Group, Inc.	528,557	33,404,113
KT Corp.	1,151,382	42,074,654
KT Corp., ADR	1,743,337	33,925,338
NAVER Corp.	756,400	106,429,703
3	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Samsung Electronics Company, Ltd.	1,266,283	$49,407,241
Samsung Fire & Marine Insurance Company, Ltd.	162,479	42,866,457
SK Telecom Company, Ltd.	1,307,607	49,959,431
Spain 4.0%		195,358,220
Amadeus IT Group SA	508,274	40,007,726
Banco Bilbao Vizcaya Argentaria SA	6,086,748	83,534,675
Banco Santander SA (B)	10,199,874	71,815,819
Switzerland 3.8%		186,109,676
Novartis AG	854,466	97,458,006
Sandoz Group AG	2,043,858	88,651,670
United Kingdom 19.3%		936,365,562
AstraZeneca PLC	812,016	116,334,315
Babcock International Group PLC	6,145,146	66,199,985
BAE Systems PLC	8,100,698	187,794,544
Barratt Redrow PLC	7,269,109	45,316,764
Beazley PLC	6,109,494	72,388,986
Endeavour Mining PLC	1,081,129	29,290,707
HSBC Holdings PLC	3,541,665	39,480,076
IMI PLC	1,907,250	45,264,160
Informa PLC	3,734,717	36,483,998
NatWest Group PLC	3,304,052	21,252,502
Nomad Foods, Ltd.	2,036,972	40,719,070
Shell PLC	3,456,343	111,541,637
The Weir Group PLC	4,123,590	124,298,818
United States 1.4%		66,317,967

CRH PLC	699,188	66,317,967
Rights 0.0%		$1,469,854
(Cost $1,419,892)
Prudential PLC (Expiration Date: 5-19-25) (A)(D)	8,857,511	1,469,854

	Yield (%)	Shares	Value
Short-term investments 7.4%			$357,242,352
(Cost $357,236,438)
Short-term funds 7.4%			357,242,352
Fidelity Government Portfolio, Institutional Class	4.2443(E)	234,521,322	234,521,322
John Hancock Collateral Trust (F)	4.2081(E)	12,268,177	122,721,030

Total investments (Cost $4,591,835,236) 102.7%	$4,980,086,823
Other assets and liabilities, net (2.7%)	(132,845,522)
Total net assets 100.0%	$4,847,241,301

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	4

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-25.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 4-30-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
At 4-30-25, the aggregate cost of investments for federal income tax purposes was $4,595,626,753. Net unrealized appreciation aggregated to $384,460,070, of which $540,458,818 related to gross unrealized appreciation and $155,998,748 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 4-30-25:
Financials	21.6%
Industrials	20.6%
Health care	8.9%
Consumer discretionary	8.1%
Energy	7.8%
Consumer staples	7.1%
Materials	7.1%
Communication services	6.5%
Information technology	5.8%
Utilities	1.9%
Short-term investments and other	4.6%
TOTAL	100.0%
5	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $4,469,120,120) including $115,979,043 of securities loaned	$4,857,365,793
Affiliated investments, at value (Cost $122,715,116)	122,721,030
Total investments, at value (Cost $4,591,835,236)	4,980,086,823
Foreign currency, at value (Cost $5,875,130)	5,972,231
Dividends and interest receivable	28,059,653
Receivable for fund shares sold	4,523,463
Receivable for securities lending income	69,904
Other assets	298,166
Total assets	5,019,010,240
Liabilities
Due to custodian	52,728
Payable for investments purchased	47,159,841
Payable for fund shares repurchased	1,154,294
Payable upon return of securities loaned	122,726,027
Payable to affiliates
Accounting and legal services fees	141,829
Transfer agent fees	181,136
Distribution and service fees	1,360
Trustees’ fees	1,090
Other liabilities and accrued expenses	350,634
Total liabilities	171,768,939
Net assets	$4,847,241,301
Net assets consist of
Paid-in capital	$4,654,295,175
Total distributable earnings (loss)	192,946,126
Net assets	$4,847,241,301
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	6

STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($211,154,501 ÷ 14,278,010 shares)[1]	$14.79
Class C ($4,009,922 ÷ 271,709 shares)[1]	$14.76
Class I ($1,786,293,715 ÷ 120,605,478 shares)	$14.81
Class R2 ($7,706,023 ÷ 519,770 shares)	$14.83
Class R4 ($784,527 ÷ 53,010 shares)	$14.80
Class R6 ($897,430,283 ÷ 60,599,344 shares)	$14.81
Class NAV ($1,939,862,330 ÷ 131,042,521 shares)	$14.80
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.57

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
7	JOHN HANCOCK Disciplined Value International Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-25 (unaudited)

Investment income
Dividends	$63,271,862
Interest	1,194,392
Securities lending	85,577
Less foreign taxes withheld	(5,848,573)
Total investment income	58,703,258
Expenses
Investment management fees	12,818,080
Distribution and service fees	279,970
Accounting and legal services fees	353,065
Transfer agent fees	792,729
Trustees’ fees	43,328
Custodian fees	520,042
State registration fees	105,919
Printing and postage	52,590
Professional fees	212,023
Other	119,410
Total expenses	15,297,156
Less expense reductions	(159,357)
Net expenses	15,137,799
Net investment income	43,565,459
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	7,197,406
Affiliated investments	(10,911)
7,186,495
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	256,117,224
Affiliated investments	5,914
256,123,138
Net realized and unrealized gain	263,309,633
Increase in net assets from operations	$306,875,092
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	8

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-25 (unaudited)	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$43,565,459	$65,105,444
Net realized gain	7,186,495	304,823,244
Change in net unrealized appreciation (depreciation)	256,123,138	127,516,426
Increase in net assets resulting from operations	306,875,092	497,445,114
Distributions to shareholders
From earnings
Class A	(19,404,123)	(11,023,867)
Class C	(385,322)	(331,312)
Class I	(94,348,186)	(40,380,993)
Class R2	(554,540)	(363,337)
Class R4	(70,721)	(29,653)
Class R6	(86,481,400)	(41,291,311)
Class NAV	(144,248,425)	(100,527,494)
Total distributions	(345,492,717)	(193,947,967)
From fund share transactions	1,462,225,633	607,181,725
Total increase	1,423,608,008	910,678,872
Net assets
Beginning of period	3,423,633,293	2,512,954,421
End of period	$4,847,241,301	$3,423,633,293
9	JOHN HANCOCK Disciplined Value International Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$15.37	$13.81	$12.11	$14.54	$10.57	$12.21
Net investment income[2]	0.12	0.27	0.27	0.26	0.33	0.16
Net realized and unrealized gain (loss) on investments	0.79	2.29	1.72	(2.25)	3.80	(1.53)
Total from investment operations	0.91	2.56	1.99	(1.99)	4.13	(1.37)
Less distributions
From net investment income	(0.22)	(0.25)	(0.23)	(0.44)	(0.16)	(0.27)
From net realized gain	(1.27)	(0.75)	(0.06)	—	—	—
Total distributions	(1.49)	(1.00)	(0.29)	(0.44)	(0.16)	(0.27)
Net asset value, end of period	$14.79	$15.37	$13.81	$12.11	$14.54	$10.57
Total return (%)[3,4]	7.34[5]	19.09	16.60	(14.05)	39.23	(11.53)
Ratios and supplemental data
Net assets, end of period (in millions)	$211	$200	$146	$105	$118	$91
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[6]	1.13	1.17	1.20	1.20	1.23
Expenses including reductions	1.11[6]	1.12	1.16	1.19	1.19	1.23
Net investment income	1.71[6]	1.77	1.93	1.95	2.35	1.42
Portfolio turnover (%)	44	91	71	70	76	99[7]

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	10

CLASS C SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$15.27	$13.72	$12.04	$14.45	$10.51	$12.16
Net investment income[2]	0.06	0.15	0.16	0.16	0.22	0.07
Net realized and unrealized gain (loss) on investments	0.81	2.30	1.71	(2.24)	3.79	(1.54)
Total from investment operations	0.87	2.45	1.87	(2.08)	4.01	(1.47)
Less distributions
From net investment income	(0.11)	(0.15)	(0.13)	(0.33)	(0.07)	(0.18)
From net realized gain	(1.27)	(0.75)	(0.06)	—	—	—
Total distributions	(1.38)	(0.90)	(0.19)	(0.33)	(0.07)	(0.18)
Net asset value, end of period	$14.76	$15.27	$13.72	$12.04	$14.45	$10.51
Total return (%)[3,4]	6.96[5]	18.26	15.64	(14.67)	38.27	(12.30)
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$5	$5	$6	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87[6]	1.88	1.92	1.95	1.95	1.98
Expenses including reductions	1.86[6]	1.87	1.91	1.94	1.94	1.98
Net investment income	0.88[6]	0.97	1.17	1.22	1.58	0.63
Portfolio turnover (%)	44	91	71	70	76	99[7]

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
11	JOHN HANCOCK Disciplined Value International Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$15.42	$13.84	$12.14	$14.58	$10.59	$12.24
Net investment income[2]	0.18	0.31	0.33	0.28	0.36	0.19
Net realized and unrealized gain (loss) on investments	0.74	2.31	1.69	(2.25)	3.81	(1.54)
Total from investment operations	0.92	2.62	2.02	(1.97)	4.17	(1.35)
Less distributions
From net investment income	(0.26)	(0.29)	(0.26)	(0.47)	(0.18)	(0.30)
From net realized gain	(1.27)	(0.75)	(0.06)	—	—	—
Total distributions	(1.53)	(1.04)	(0.32)	(0.47)	(0.18)	(0.30)
Net asset value, end of period	$14.81	$15.42	$13.84	$12.14	$14.58	$10.59
Total return (%)[3]	7.50[4]	19.42	16.85	(13.79)	39.55	(11.36)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,786	$941	$512	$112	$69	$42
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[5]	0.88	0.92	0.95	0.95	0.98
Expenses including reductions	0.86[5]	0.87	0.91	0.94	0.94	0.98
Net investment income	2.60[5]	2.03	2.29	2.13	2.57	1.62
Portfolio turnover (%)	44	91	71	70	76	99[6]

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	12

CLASS R2 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$15.40	$13.82	$12.12	$14.55	$10.58	$12.22
Net investment income[2]	0.11	0.25	0.25	0.09	0.31	0.15
Net realized and unrealized gain (loss) on investments	0.79	2.31	1.72	(2.10)	3.80	(1.53)
Total from investment operations	0.90	2.56	1.97	(2.01)	4.11	(1.38)
Less distributions
From net investment income	(0.20)	(0.23)	(0.21)	(0.42)	(0.14)	(0.26)
From net realized gain	(1.27)	(0.75)	(0.06)	—	—	—
Total distributions	(1.47)	(0.98)	(0.27)	(0.42)	(0.14)	(0.26)
Net asset value, end of period	$14.83	$15.40	$13.82	$12.12	$14.55	$10.58
Total return (%)[3]	7.32[4]	18.98	16.40	(14.12)	39.06	(11.61)
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$6	$5	$5	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[5]	1.26	1.30	1.33	1.29	1.32
Expenses including reductions	1.24[5]	1.25	1.29	1.32	1.28	1.32
Net investment income	1.61[5]	1.63	1.76	0.71	2.26	1.30
Portfolio turnover (%)	44	91	71	70	76	99[6]

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
13	JOHN HANCOCK Disciplined Value International Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$15.39	$13.82	$12.12	$14.55	$10.58	$12.22
Net investment income[2]	0.13	0.30	0.29	0.27	0.34	0.18
Net realized and unrealized gain (loss) on investments	0.79	2.29	1.71	(2.25)	3.80	(1.54)
Total from investment operations	0.92	2.59	2.00	(1.98)	4.14	(1.36)
Less distributions
From net investment income	(0.24)	(0.27)	(0.24)	(0.45)	(0.17)	(0.28)
From net realized gain	(1.27)	(0.75)	(0.06)	—	—	—
Total distributions	(1.51)	(1.02)	(0.30)	(0.45)	(0.17)	(0.28)
Net asset value, end of period	$14.80	$15.39	$13.82	$12.12	$14.55	$10.58
Total return (%)[3]	7.41[4]	19.28	16.70	(13.94)	39.33	(11.44)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[6]	1.11	1.15	1.20	1.20	1.21
Expenses including reductions	1.00[6]	1.00	1.05	1.09	1.09	1.11
Net investment income	1.82[6]	1.95	2.04	2.03	2.45	1.68
Portfolio turnover (%)	44	91	71	70	76	99[7]

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	14

CLASS R6 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$15.43	$13.85	$12.15	$14.58	$10.59	$12.24
Net investment income[2]	0.15	0.33	0.33	0.30	0.38	0.20
Net realized and unrealized gain (loss) on investments	0.78	2.30	1.71	(2.24)	3.81	(1.54)
Total from investment operations	0.93	2.63	2.04	(1.94)	4.19	(1.34)
Less distributions
From net investment income	(0.28)	(0.30)	(0.28)	(0.49)	(0.20)	(0.31)
From net realized gain	(1.27)	(0.75)	(0.06)	—	—	—
Total distributions	(1.55)	(1.05)	(0.34)	(0.49)	(0.20)	(0.31)
Net asset value, end of period	$14.81	$15.43	$13.85	$12.15	$14.58	$10.59
Total return (%)[3]	7.56[4]	19.53	16.95	(13.68)	39.77	(11.28)
Ratios and supplemental data
Net assets, end of period (in millions)	$897	$837	$523	$391	$382	$287
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76[5]	0.76	0.80	0.85	0.85	0.87
Expenses including reductions	0.75[5]	0.76	0.80	0.84	0.84	0.86
Net investment income	2.07[5]	2.12	2.31	2.27	2.74	1.86
Portfolio turnover (%)	44	91	71	70	76	99[6]

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
15	JOHN HANCOCK Disciplined Value International Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$15.42	$13.85	$12.14	$14.58	$10.59	$12.24
Net investment income[2]	0.16	0.33	0.32	0.31	0.38	0.20
Net realized and unrealized gain (loss) on investments	0.77	2.30	1.73	(2.26)	3.81	(1.54)
Total from investment operations	0.93	2.63	2.05	(1.95)	4.19	(1.34)
Less distributions
From net investment income	(0.28)	(0.31)	(0.28)	(0.49)	(0.20)	(0.31)
From net realized gain	(1.27)	(0.75)	(0.06)	—	—	—
Total distributions	(1.55)	(1.06)	(0.34)	(0.49)	(0.20)	(0.31)
Net asset value, end of period	$14.80	$15.42	$13.85	$12.14	$14.58	$10.59
Total return (%)[3]	7.50[4]	19.54	17.06	(13.75)	39.80	(11.28)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,940	$1,434	$1,321	$1,277	$1,655	$1,254
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75[5]	0.76	0.80	0.84	0.84	0.86
Expenses including reductions	0.74[5]	0.75	0.79	0.83	0.83	0.85
Net investment income	2.28[5]	2.13	2.28	2.34	2.73	1.82
Portfolio turnover (%)	44	91	71	70	76	99[6]

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value International Fund	16

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value International Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
17	JOHN HANCOCK Disciplined Value International Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2025, by major security category or type:
	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Austria	$30,042,858	—	$30,042,858	—
Bermuda	205,643,282	$88,995,767	116,647,515	—
Canada	270,292,519	270,292,519	—	—
China	110,800,207	—	110,800,207	—
Denmark	54,808,691	—	54,808,691	—
Finland	82,352,604	—	82,352,604	—
France	564,040,220	—	564,040,220	—
Germany	92,139,960	—	92,139,960	—
Hong Kong	116,636,734	—	116,636,734	—
Ireland	101,411,865	—	101,411,865	—
Italy	192,905,914	—	192,905,914	—
Japan	725,501,211	—	725,501,211	—
Luxembourg	46,649,517	46,649,517	—	—
Netherlands	249,664,831	—	249,664,831	—
Norway	36,265,842	—	36,265,842	—
South Korea	358,066,937	33,925,338	324,141,599	—
Spain	195,358,220	—	195,358,220	—
Switzerland	186,109,676	—	186,109,676	—
United Kingdom	936,365,562	70,009,777	866,355,785	—
United States	66,317,967	—	66,317,967	—
| JOHN HANCOCK Disciplined Value International Fund	18

	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Rights	$1,469,854	—	$1,469,854	—
Short-term investments	357,242,352	$357,242,352	—	—
Total investments in securities	$4,980,086,823	$867,115,270	$4,112,971,553	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2025, the fund loaned securities valued at $115,979,043 and received $122,726,027 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
19	JOHN HANCOCK Disciplined Value International Fund |

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2025 were $8,014.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2024, the fund has a short-term capital loss carryforward of $132,784,073 and a long-term capital loss carryforward of $107,872,850 available to offset future net realized capital gains. These carryforwards do not expire.
Due to merger activity in year 2020, the total capital loss carryforward as of October 31, 2024, is limited to $2,610,689 each fiscal year due to IRC Section 382 limitation. Any unused portion of this limitation will carryforward to the following fiscal years.
| JOHN HANCOCK Disciplined Value International Fund	20

As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.710% of the first $500 million of aggregate average daily net assets, (b) 0.690% of the next $500 million of aggregate average daily net assets, (c) 0.680% of the next $1 billion of aggregate average daily net assets, (d) 0.670% of the next $1 billion of aggregate average daily net assets, (e) 0.660% of the next $2 billion of aggregate average daily net assets, and (f) 0.650% of aggregate average daily net assets in excess of $5 billion. Prior to December 12, 2024, the annual rates were (a) 0.750% of the first $500 million of aggregate average daily net assets, (b) 0.720% of the next $500 million of aggregate average daily net assets, (c) 0.690% of the next $1 billion of aggregate average daily net assets, (d) 0.670% of the next $1 billion of aggregate average daily net assets, (e) 0.660% of the next $2 billion of aggregate average daily net assets, and (f) 0.650% of aggregate average daily net assets in excess of $5 billion. Aggregate net assets include the net assets of the fund, Disciplined Value International Trust (a series of John Hancock Variable Insurance Trust), Manulife Boston Partners International Equity Fund (Canada), the portion of the net assets of Manulife Balanced Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada), the portion of the net assets of MLI Pension Plus Growth Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada), the portion of the net assets of Manulife MIM Diversified Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada), the portion of the net
21	JOHN HANCOCK Disciplined Value International Fund |

assets of Manulife Diversified Tri-Plan Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada), the portion of the net assets of the Canada Target Date suite allocated to Boston Partners International Equity Pooled Fund (Canada), and the portion of the net assets of the Canada Target Risk suite allocated to Boston Partners International Equity Pooled Fund (Canada). Prior to December 12, 2024, aggregate net assets did not include the portion of the net assets of the Canada Target Date suite allocated to Boston Partners International Equity Pooled Fund (Canada), and the portion of the net assets of the Canada Target Risk suite allocated to Boston Partners International Equity Pooled Fund (Canada). The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$8,205
Class C	174
Class I	48,325
Class R2	252
Class	Expense reduction
Class R4	$31
Class R6	35,078
Class NAV	66,931
Total	$158,996

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2025, were equivalent to a net annual effective rate of 0.67% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
| JOHN HANCOCK Disciplined Value International Fund	22

The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $361 for Class R4 shares for the six months ended April 30, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $50,666 for the six months ended April 30, 2025. Of this amount, $8,708 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $41,958 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2025, CDSCs received by the Distributor amounted to $1,794 and $261 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$243,486	$110,622
Class C	20,629	2,338
Class I	—	659,282
Class R2	14,596	146
Class R4	1,259	17
Class R6	—	20,324
Total	$279,970	$792,729
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
23	JOHN HANCOCK Disciplined Value International Fund |

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$29,980,000	5	4.844%	$20,172
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2025 and for the year ended October 31, 2024 were as follows:
	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,422,532	$20,222,349	3,690,733	$56,314,637
Distributions reinvested	1,492,502	19,283,135	764,127	10,942,298
Repurchased	(1,661,617)	(23,187,493)	(2,031,791)	(30,923,881)
Net increase	1,253,417	$16,317,991	2,423,069	$36,333,054
Class C shares
Sold	36,099	$515,013	66,156	$979,554
Distributions reinvested	29,824	385,322	23,136	331,312
Repurchased	(101,807)	(1,452,153)	(170,408)	(2,531,967)
Net decrease	(35,884)	$(551,818)	(81,116)	$(1,221,101)
Class I shares
Sold	72,295,993	$1,031,944,601	32,575,147	$498,618,214
Distributions reinvested	7,223,186	93,323,559	2,808,366	40,243,890
Repurchased	(19,952,494)	(278,598,443)	(11,336,759)	(172,760,460)
Net increase	59,566,685	$846,669,717	24,046,754	$366,101,644
Class R2 shares
Sold	172,130	$2,438,792	19,780	$301,833
Distributions reinvested	42,821	554,540	25,320	363,337
Repurchased	(74,589)	(1,057,969)	(46,541)	(719,802)
Net increase (decrease)	140,362	$1,935,363	(1,441)	$(54,632)
Class R4 shares
Sold	2,265	$31,454	38,753	$571,868
Distributions reinvested	5,474	70,721	2,071	29,653
Repurchased	(5,523)	(81,303)	(2,307)	(34,201)
Net increase	2,216	$20,872	38,517	$567,320
| JOHN HANCOCK Disciplined Value International Fund	24

	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	8,401,166	$120,153,201	22,017,726	$338,432,040
Distributions reinvested	6,688,612	86,416,865	2,882,724	41,280,611
Repurchased	(8,726,360)	(121,028,967)	(8,407,613)	(127,964,523)
Net increase	6,363,418	$85,541,099	16,492,837	$251,748,128
Class NAV shares
Sold	28,758,101	$395,207,782	3,804,592	$57,699,009
Distributions reinvested	11,173,387	144,248,425	7,020,077	100,527,494
Repurchased	(1,912,917)	(27,163,798)	(13,205,484)	(204,519,191)
Net increase (decrease)	38,018,571	$512,292,409	(2,380,815)	$(46,292,688)
Total net increase	105,308,785	$1,462,225,633	40,537,805	$607,181,725
Affiliates of the fund owned 85% of shares of Class NAV on April 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $2,715,542,834 and $1,652,643,936, respectively, for the six months ended April 30, 2025.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2025, funds within the John Hancock group of funds complex held 33.5% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	11.9%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	7.9%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	5.2%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	12,268,177	—	$307,400,270	$(184,674,243)	$(10,911)	$5,914	$85,577	—	$122,721,030

25	JOHN HANCOCK Disciplined Value International Fund |

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Disciplined Value International Fund	26

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value International Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4443113	455SA 4/25
6/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Emerging Markets Equity Fund
International equity
April 30, 2025

John Hancock
Emerging Markets Equity Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
15	Notes to financial statements
1	JOHN HANCOCK EMERGING MARKETS EQUITY FUND |

Fund’s investments
AS OF 4-30-25 (unaudited)
	Shares	Value
Common stocks 89.0%		$1,092,747,127
(Cost $800,572,344)
Brazil 3.0%		37,219,250
Banco BTG Pactual SA	2,182,100	14,653,327
TOTVS SA	1,591,400	10,549,231
WEG SA	1,527,700	12,016,692
China 23.2%		284,695,754
BYD Company, Ltd., H Shares	272,000	12,918,968
Centre Testing International Group Company, Ltd., Class A	12,061,208	18,541,877
Contemporary Amperex Technology Company, Ltd., Class A	312,008	9,976,020
Eastroc Beverage Group Company, Ltd., Class A	505,367	19,897,916
JD.com, Inc., Class A	830,150	13,516,025
Kingsoft Corp., Ltd.	2,923,200	14,564,564
Kweichow Moutai Company, Ltd., Class A	59,376	12,650,076
Meituan, Class B (A)(B)	1,845,090	30,549,963
NARI Technology Company, Ltd., Class A	9,389,886	28,649,561
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	340,058	10,284,680
Tencent Holdings, Ltd.	1,668,800	102,215,570
Yum China Holdings, Inc.	252,379	10,930,534
Greece 4.8%		59,366,541
National Bank of Greece SA	2,711,165	28,774,833
Piraeus Financial Holdings SA	5,447,219	30,591,708
India 20.6%		253,445,553
360 ONE WAM, Ltd.	1,064,247	12,320,997
Coforge, Ltd.	78,572	6,822,559
Eternal, Ltd. (B)	4,714,641	12,843,407
HDFC Bank, Ltd.	1,145,672	25,956,492
ICICI Bank, Ltd.	2,457,870	41,236,837
KEI Industries, Ltd.	573,376	20,669,494
Mahindra & Mahindra, Ltd.	1,012,862	34,981,392
MakeMyTrip, Ltd. (B)	179,045	18,767,497
Max Healthcare Institute, Ltd.	1,197,503	15,528,217
PB Fintech, Ltd. (B)	920,349	17,699,182
Reliance Industries, Ltd.	1,397,190	23,034,275
United Spirits, Ltd.	1,282,570	23,585,204
Indonesia 3.7%		45,494,018
Bank Central Asia Tbk PT	42,397,400	22,542,286
Bank Mandiri Persero Tbk PT	31,588,700	9,328,377
Sumber Alfaria Trijaya Tbk PT	105,236,500	13,623,355
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS EQUITY FUND	2

	Shares	Value
Mexico 3.1%		$38,072,069
BBB Foods, Inc., Class A (B)	422,315	12,905,946
Grupo Financiero Banorte SAB de CV, Series O	2,935,000	25,166,123
Netherlands 0.8%		9,261,150
Prosus NV (B)	197,531	9,261,150
Peru 1.5%		17,889,569
Credicorp, Ltd.	88,479	17,889,569
Poland 1.3%		15,704,069
Dino Polska SA (A)(B)	112,022	15,704,069
Russia 0.0%		0
Sberbank of Russia PJSC, ADR (B)(C)	558,398	0
Saudi Arabia 1.0%		11,626,746
Saudi Tadawul Group Holding Company	237,344	11,626,746
Singapore 4.1%		50,627,564
Sea, Ltd., ADR (B)	118,693	15,910,797
Trip.com Group, Ltd.	576,300	34,716,767
South Korea 2.5%		30,012,915
SK Hynix, Inc.	240,540	30,012,915
Taiwan 14.8%		181,459,625
E Ink Holdings, Inc.	1,596,000	11,148,991
eMemory Technology, Inc.	535,000	43,079,000
MediaTek, Inc.	533,000	22,648,805
Taiwan Semiconductor Manufacturing Company, Ltd.	3,691,000	104,582,829
United Arab Emirates 0.4%		5,297,275
Talabat Holding PLC (B)	13,748,807	5,297,275
United Kingdom 1.6%		20,138,920
Anglo American PLC	737,737	20,138,920
Uruguay 2.6%		32,436,109

MercadoLibre, Inc. (B)	13,916	32,436,109
Preferred securities 7.2%		$88,889,827
(Cost $69,327,173)
Brazil 2.0%		24,277,332
Itau Unibanco Holding SA	3,872,330	24,277,332
South Korea 5.2%		64,612,495
Samsung Electronics Company, Ltd.	1,957,323	64,612,495

3	JOHN HANCOCK EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 4.3%			$52,505,880
(Cost $52,505,880)
Short-term funds 4.3%			52,505,880
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	4.1514(D)	52,505,880	52,505,880

Total investments (Cost $922,405,397) 100.5%	$1,234,142,834
Other assets and liabilities, net (0.5%)	(6,274,875)
Total net assets 100.0%	$1,227,867,959

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 4-30-25.
At 4-30-25, the aggregate cost of investments for federal income tax purposes was $936,897,719. Net unrealized appreciation aggregated to $297,245,115, of which $346,996,861 related to gross unrealized appreciation and $49,751,746 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 4-30-25:
Information technology	23.9%
Financials	23.0%
Consumer discretionary	17.6%
Communication services	10.8%
Consumer staples	8.0%
Industrials	7.3%
Health care	2.1%
Energy	1.9%
Materials	1.6%
Short-term investments and other	3.8%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS EQUITY FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $922,405,397)	$1,234,142,834
Foreign currency, at value (Cost $308,948)	314,488
Dividends and interest receivable	565,534
Receivable for fund shares sold	164,716
Other assets	154,734
Total assets	1,235,342,306
Liabilities
Foreign capital gains tax payable	6,515,192
Payable for fund shares repurchased	634,052
Payable to affiliates
Accounting and legal services fees	28,479
Transfer agent fees	8,429
Distribution and service fees	23
Trustees’ fees	675
Other liabilities and accrued expenses	287,497
Total liabilities	7,474,347
Net assets	$1,227,867,959
Net assets consist of
Paid-in capital	$1,391,009,952
Total distributable earnings (loss)	(163,141,993)
Net assets	$1,227,867,959

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($21,802,296 ÷ 2,332,074 shares)[1]	$9.35
Class C ($308,827 ÷ 34,332 shares)[1]	$9.00
Class I ($67,929,068 ÷ 7,246,457 shares)	$9.37
Class R2 ($109,855 ÷ 11,745 shares)	$9.35
Class R4 ($14,554 ÷ 1,554 shares)	$9.37
Class R6 ($47,706,934 ÷ 5,086,103 shares)	$9.38
Class NAV ($1,089,996,425 ÷ 116,253,282 shares)	$9.38
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$9.84

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-25 (unaudited)

Investment income
Dividends	$9,425,461
Interest	1,035
Less foreign taxes withheld	(1,235,890)
Total investment income	8,190,606
Expenses
Investment management fees	6,456,585
Distribution and service fees	36,118
Accounting and legal services fees	117,631
Transfer agent fees	43,557
Trustees’ fees	17,810
Custodian fees	367,514
State registration fees	51,753
Printing and postage	34,647
Professional fees	53,323
Other	33,552
Total expenses	7,212,490
Less expense reductions	(1,077,034)
Net expenses	6,135,456
Net investment income	2,055,150
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	7,381,094[1]
7,381,094
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(49,866,184)[2]
(49,866,184)
Net realized and unrealized loss	(42,485,090)
Decrease in net assets from operations	$(40,429,940)

[1]	Net of foreign capital gains taxes of $1,853,180.
[2]	Net of $6,145,577 decrease in deferred foreign withholding taxes.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Equity Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-25 (unaudited)	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$2,055,150	$15,659,594
Net realized gain (loss)	7,381,094	(39,315,218)
Change in net unrealized appreciation (depreciation)	(49,866,184)	298,900,347
Increase (decrease) in net assets resulting from operations	(40,429,940)	275,244,723
Distributions to shareholders
From earnings
Class A	(29,802)	(311,190)
Class C	—	(2,427)
Class I	(175,816)	(1,599,270)
Class R2	(45)	(592)
Class R4	(56)	(793)
Class R6	(280,363)	(856,429)
Class NAV	(7,027,528)	(23,170,569)
Total distributions	(7,513,610)	(25,941,270)
From fund share transactions	(191,699,359)	(241,376,162)
Total increase (decrease)	(239,642,909)	7,927,291
Net assets
Beginning of period	1,467,510,868	1,459,583,577
End of period	$1,227,867,959	$1,467,510,868
7	JOHN HANCOCK Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$9.66	$8.23	$7.82	$14.45	$12.99	$10.95
Net investment income[2]	—[3,4]	0.06	0.07	0.08	0.06	—[3]
Net realized and unrealized gain (loss) on investments	(0.30)	1.48	0.42	(5.35)	1.96	2.27
Total from investment operations	(0.30)	1.54	0.49	(5.27)	2.02	2.27
Less distributions
From net investment income	(0.01)	(0.11)	(0.08)	—	(0.07)	(0.23)
From net realized gain	—	—	—	(1.36)	(0.49)	—
Total distributions	(0.01)	(0.11)	(0.08)	(1.36)	(0.56)	(0.23)
Net asset value, end of period	$9.35	$9.66	$8.23	$7.82	$14.45	$12.99
Total return (%)[5,6]	(3.09)[7]	18.74	6.31	(39.72)	15.37	21.04
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$24	$23	$20	$22	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46[8]	1.47	1.47	1.43	1.40	1.44
Expenses including reductions	1.30[8]	1.31	1.32	1.27	1.24	1.43
Net investment income (loss)	(0.09)[4,8]	0.62	0.78	0.78	0.41	0.02
Portfolio turnover (%)	16	46	37	27	46	54

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Equity Fund	8

CLASS C SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$9.32	$7.94	$7.54	$14.07	$12.69	$10.71
Net investment loss[2]	(0.04)[3]	(0.01)	—[4]	—[4]	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.28)	1.44	0.41	(5.17)	1.92	2.22
Total from investment operations	(0.32)	1.43	0.41	(5.17)	1.87	2.14
Less distributions
From net investment income	—	(0.05)	(0.01)	—	—	(0.16)
From net realized gain	—	—	—	(1.36)	(0.49)	—
Total distributions	—	(0.05)	(0.01)	(1.36)	(0.49)	(0.16)
Net asset value, end of period	$9.00	$9.32	$7.94	$7.54	$14.07	$12.69
Total return (%)[5,6]	(3.43)[7]	18.07	5.44	(40.12)	14.56	20.26
Ratios and supplemental data
Net assets, end of period (in millions)	$—[8]	$—[8]	$—[8]	$1	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.16[9]	2.17	2.17	2.13	2.10	2.14
Expenses including reductions	2.00[9]	2.01	2.02	1.97	1.94	2.13
Net investment loss	(0.80)[3,9]	(0.09)	(0.02)	(0.04)	(0.36)	(0.70)
Portfolio turnover (%)	16	46	37	27	46	54

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
9	JOHN HANCOCK Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$9.70	$8.27	$7.86	$14.50	$13.03	$10.98
Net investment income[2]	0.01[3]	0.08	0.08	0.11	0.08	0.01
Net realized and unrealized gain (loss) on investments	(0.30)	1.49	0.44	(5.36)	1.98	2.30
Total from investment operations	(0.29)	1.57	0.52	(5.25)	2.06	2.31
Less distributions
From net investment income	(0.04)	(0.14)	(0.11)	(0.03)	(0.10)	(0.26)
From net realized gain	—	—	—	(1.36)	(0.49)	—
Total distributions	(0.04)	(0.14)	(0.11)	(1.39)	(0.59)	(0.26)
Net asset value, end of period	$9.37	$9.70	$8.27	$7.86	$14.50	$13.03
Total return (%)[4]	(3.00)[5]	19.15	6.49	(39.50)	15.69	21.51
Ratios and supplemental data
Net assets, end of period (in millions)	$68	$42	$105	$268	$67	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16[6]	1.17	1.17	1.13	1.10	1.14
Expenses including reductions	1.01[6]	1.01	1.01	0.97	0.94	1.12
Net investment income	0.25[3,6]	0.83	0.85	1.08	0.51	0.07
Portfolio turnover (%)	16	46	37	27	46	54

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Equity Fund	10

CLASS R2 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$9.67	$8.25	$7.82	$14.45	$12.98	$10.95
Net investment income (loss)[2]	(0.01)[3]	0.07	0.08	0.08	0.06	0.01
Net realized and unrealized gain (loss) on investments	(0.31)	1.48	0.42	(5.35)	1.97	2.26
Total from investment operations	(0.32)	1.55	0.50	(5.27)	2.03	2.27
Less distributions
From net investment income	—[4]	(0.13)	(0.07)	—	(0.07)	(0.24)
From net realized gain	—	—	—	(1.36)	(0.49)	—
Total distributions	—[4]	(0.13)	(0.07)	(1.36)	(0.56)	(0.24)
Net asset value, end of period	$9.35	$9.67	$8.25	$7.82	$14.45	$12.98
Total return (%)[5]	(3.27)[6]	18.89	6.39	(39.76)	15.57	21.15
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56[8]	1.47	1.32	1.47	1.29	1.42
Expenses including reductions	1.40[8]	1.31	1.16	1.31	1.13	1.40
Net investment income (loss)	(0.18)[3,8]	0.78	0.92	0.73	0.42	0.05
Portfolio turnover (%)	16	46	37	27	46	54

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
11	JOHN HANCOCK Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$9.69	$8.26	$7.85	$14.48	$13.02	$10.97
Net investment income (loss)[2]	(0.01)[3]	0.08	0.09	0.09	0.07	0.03
Net realized and unrealized gain (loss) on investments	(0.28)	1.48	0.42	(5.34)	1.98	2.27
Total from investment operations	(0.29)	1.56	0.51	(5.25)	2.05	2.30
Less distributions
From net investment income	(0.03)	(0.13)	(0.10)	(0.02)	(0.10)	(0.25)
From net realized gain	—	—	—	(1.36)	(0.49)	—
Total distributions	(0.03)	(0.13)	(0.10)	(1.38)	(0.59)	(0.25)
Net asset value, end of period	$9.37	$9.69	$8.26	$7.85	$14.48	$13.02
Total return (%)[4]	(3.07)[5]	19.09	6.41	(39.56)	15.66	21.47
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36[7]	1.33	1.34	1.31	1.27	1.29
Expenses including reductions	1.11[7]	1.08	1.08	1.05	1.02	1.17
Net investment income (loss)	(0.12)[3,7]	0.85	0.98	0.88	0.45	0.26
Portfolio turnover (%)	16	46	37	27	46	54

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Equity Fund	12

CLASS R6 SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$9.71	$8.28	$7.87	$14.52	$13.04	$10.99
Net investment income[2]	0.01[3]	0.10	0.11	0.12	0.15	0.05
Net realized and unrealized gain (loss) on investments	(0.29)	1.48	0.42	(5.37)	1.94	2.27
Total from investment operations	(0.28)	1.58	0.53	(5.25)	2.09	2.32
Less distributions
From net investment income	(0.05)	(0.15)	(0.12)	(0.04)	(0.12)	(0.27)
From net realized gain	—	—	—	(1.36)	(0.49)	—
Total distributions	(0.05)	(0.15)	(0.12)	(1.40)	(0.61)	(0.27)
Net asset value, end of period	$9.38	$9.71	$8.28	$7.87	$14.52	$13.04
Total return (%)[4]	(2.99)[5]	19.38	6.60	(39.44)	15.86	21.61
Ratios and supplemental data
Net assets, end of period (in millions)	$48	$57	$48	$40	$43	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[6]	1.06	1.06	1.02	0.99	1.03
Expenses including reductions	0.90[6]	0.90	0.90	0.87	0.84	1.02
Net investment income	0.31[3,6]	1.03	1.19	1.19	0.97	0.48
Portfolio turnover (%)	16	46	37	27	46	54

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
13	JOHN HANCOCK Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-25[1]	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$9.71	$8.27	$7.86	$14.51	$13.04	$10.99
Net investment income[2]	0.01[3]	0.10	0.11	0.12	0.10	0.05
Net realized and unrealized gain (loss) on investments	(0.29)	1.49	0.42	(5.36)	1.98	2.27
Total from investment operations	(0.28)	1.59	0.53	(5.24)	2.08	2.32
Less distributions
From net investment income	(0.05)	(0.15)	(0.12)	(0.05)	(0.12)	(0.27)
From net realized gain	—	—	—	(1.36)	(0.49)	—
Total distributions	(0.05)	(0.15)	(0.12)	(1.41)	(0.61)	(0.27)
Net asset value, end of period	$9.38	$9.71	$8.27	$7.86	$14.51	$13.04
Total return (%)[4]	(2.89)[5]	19.27	6.75	(39.46)	15.79	21.62
Ratios and supplemental data
Net assets, end of period (in millions)	$1,090	$1,344	$1,283	$1,339	$1,982	$1,830
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[6]	1.05	1.06	1.01	0.98	1.02
Expenses including reductions	0.89[6]	0.89	0.90	0.86	0.83	1.00
Net investment income	0.31[3,6]	1.04	1.17	1.16	0.65	0.46
Portfolio turnover (%)	16	46	37	27	46	54

[1]	Six months ended 4-30-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Equity Fund	14

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Emerging Markets Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
15	JOHN HANCOCK Emerging Markets Equity Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2025, by major security category or type:
	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$37,219,250	$37,219,250	—	—
China	284,695,754	10,930,534	$273,765,220	—
Greece	59,366,541	—	59,366,541	—
India	253,445,553	18,767,497	234,678,056	—
Indonesia	45,494,018	—	45,494,018	—
Mexico	38,072,069	38,072,069	—	—
Netherlands	9,261,150	—	9,261,150	—
Peru	17,889,569	17,889,569	—	—
Poland	15,704,069	—	15,704,069	—
Russia	—	—	—	—
Saudi Arabia	11,626,746	—	11,626,746	—
Singapore	50,627,564	15,910,797	34,716,767	—
South Korea	30,012,915	—	30,012,915	—
Taiwan	181,459,625	—	181,459,625	—
United Arab Emirates	5,297,275	—	5,297,275	—
United Kingdom	20,138,920	—	20,138,920	—
Uruguay	32,436,109	32,436,109	—	—
Preferred securities
Brazil	24,277,332	24,277,332	—	—
South Korea	64,612,495	—	64,612,495	—
Short-term investments	52,505,880	52,505,880	—	—
Total investments in securities	$1,234,142,834	$248,009,037	$986,133,797	—
| JOHN HANCOCK Emerging Markets Equity Fund	16

Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
17	JOHN HANCOCK Emerging Markets Equity Fund |

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2025 were $3,380.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2024, the fund has a short-term capital loss carryforward of $227,130,819 and a long-term capital loss carryforward of $234,998,294 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals, foreign capital gain tax and corporate actions.
| JOHN HANCOCK Emerging Markets Equity Fund	18

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $500 million of the fund’s average daily net assets; (b) 1.000% of the next $500 million of the fund’s average daily net assets; (c) 0.950% of the fund’s average daily net assets, if aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the rate applies retroactively to all assets; and (d) 0.900% of the fund’s average daily net assets, if the aggregate net assets exceed $2 billion, the rate applies retroactively to all assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee by an annual rate of 0.15% of the fund’s average daily net assets. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$18,016
Class C	271
Class I	40,746
Class R2	86
Class	Expense reduction
Class R4	$19
Class R6	40,629
Class NAV	977,255
Total	$1,077,022

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2025, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
19	JOHN HANCOCK Emerging Markets Equity Fund |

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $12 for Class R4 shares for the six months ended April 30, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $5,290 for the six months ended April 30, 2025. Of this amount, $942 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $4,348 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2025, CDSCs received by the Distributor amounted to $290 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
| JOHN HANCOCK Emerging Markets Equity Fund	20

Class level expenses. Class level expenses for the six months ended April 30, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$34,094	$12,885
Class C	1,713	195
Class I	—	29,234
Class R2	272	3
Class R4	39	—
Class R6	—	1,240
Total	$36,118	$43,557
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$2,950,000	4	4.83%	$(1,586)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2025 and for the year ended October 31, 2024 were as follows:
	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	174,009	$1,645,667	531,771	$4,861,243
Distributions reinvested	3,088	29,646	35,105	310,680
Repurchased	(353,198)	(3,342,732)	(867,550)	(7,972,650)
Net decrease	(176,101)	$(1,667,419)	(300,674)	$(2,800,727)
Class C shares
Sold	1,326	$11,869	10,100	$90,316
Distributions reinvested	—	—	283	2,427
Repurchased	(6,198)	(57,372)	(19,301)	(171,372)
Net decrease	(4,872)	$(45,503)	(8,918)	$(78,629)
21	JOHN HANCOCK Emerging Markets Equity Fund |

	Six Months Ended 4-30-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class I shares
Sold	3,590,667	$35,036,460	2,517,769	$22,586,877
Distributions reinvested	18,295	175,816	180,297	1,599,235
Repurchased	(643,297)	(6,076,232)	(11,102,034)	(103,901,577)
Net increase (decrease)	2,965,665	$29,136,044	(8,403,968)	$(79,715,465)
Class R2 shares
Sold	637	$6,051	10,690	$98,099
Distributions reinvested	5	45	7	58
Repurchased	(3)	(24)	(4,204)	(39,621)
Net increase	639	$6,072	6,493	$58,536
Class R4 shares
Sold	24	$235	51	$461
Distributions reinvested	6	56	26	230
Repurchased	(4,407)	(43,557)	(32)	(295)
Net increase (decrease)	(4,377)	$(43,266)	45	$396
Class R6 shares
Sold	442,182	$4,110,044	2,144,540	$19,667,248
Distributions reinvested	28,802	277,079	96,553	856,429
Repurchased	(1,233,156)	(11,719,962)	(2,162,716)	(19,929,227)
Net increase (decrease)	(762,172)	$(7,332,839)	78,377	$594,450
Class NAV shares
Sold	1,868,225	$17,923,649	2,016,044	$18,784,280
Distributions reinvested	731,273	7,027,528	2,612,240	23,170,569
Repurchased	(24,787,674)	(236,703,625)	(21,273,578)	(201,389,572)
Net decrease	(22,188,176)	$(211,752,448)	(16,645,294)	$(159,434,723)
Total net decrease	(20,169,394)	$(191,699,359)	(25,273,939)	$(241,376,162)
Affiliates of the fund owned 7% and 100% of shares of Class R6 and Class NAV on April 30, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $208,998,232 and $433,180,026, respectively, for the six months ended April 30, 2025.
| JOHN HANCOCK Emerging Markets Equity Fund	22

Note 7—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2025, funds within the John Hancock group of funds complex held 88.8% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	21.6%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	17.3%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	13.1%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	10.8%
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	8.5%
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
23	JOHN HANCOCK Emerging Markets Equity Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4443105	456SA 4/25
6/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer

Date:	June 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer

Date:	June 16, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer, Principal Financial Officer

Date:	June 16, 2025